UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09943

                                 PITCAIRN FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                         One Pitcairn Place, Suite 3000
                             165 Township Line Road
                            Jenkintown, PA 19046-3531
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-214-6744

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004




















ITEM 1.    REPORTS TO STOCKHOLDERS.



--------------------------------------------------------------------------------
                       Semi-Annual Report to Shareholders
--------------------------------------------------------------------------------

[BACKGROUND OMITTED]

                          [PITCAIRN FUNDS LOGO OMITTED]

                             Diversified Value Fund

                               Select Value Fund

                            Diversified Growth Fund

                               Select Growth Fund

                                 Small Cap Fund

                            Family Heritage[R] Fund

                           International Equity Fund

                               Taxable Bond Fund

                              Tax-Exempt Bond Fund






                        --------------------------------
                                 April 30, 2004
                        --------------------------------

                               TABLE OF CONTENTS
                               -----------------



Letter to Shareholders ......................................................  1

Statements of Net Assets

     Diversified Value Fund .................................................  3

     Select Value Fund ......................................................  5

     Diversified Growth Fund ................................................  7

     Select Growth Fund .....................................................  9

     Small Cap Fund ......................................................... 10

     Family Heritage[R] Fund ................................................ 12

     International Equity Fund .............................................. 14

     Taxable Bond Fund ...................................................... 18

     Tax-Exempt Bond Fund ................................................... 20

Statements of Operations .................................................... 24

Statements of Changes in Net Assets ......................................... 26

Financial Highlights ........................................................ 30

Notes to Financial Statements ............................................... 39








           ----------------------------------------------------------
              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.
           ----------------------------------------------------------
            Must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request by calling 800-DIAL-SEI; (ii) and on the Commission's website at http://www.sec.gov.

Dear Pitcairn Funds Shareholder:

Powered by new corporate spending, continuing strength in personal consumption and still-spry housing activity, 2003 ended favorably as the equity markets experienced exceptional performance for the year. In early 2004, economic growth continued, albeit below expectations, as real GDP (Gross Domestic Product) grew by 4.2% during the first three months of the calendar year. Consumers' willingness to maintain spending levels, equipment purchases by businesses and robust job growth contributed to the results. However, rising oil prices, higher interest rates and the specter of higher inflation, coupled with ongoing concerns about Iraq and terrorism, have weighed heavily on the markets in 2004.

FINANCIAL MARKETS IN REVIEW

On the surface, the equity markets produced solid returns for the first six months of fiscal year 2004 (November 1, 2003 through April 30, 2004) as broad-market domestic indices, the Wilshire 5000 Index and the Russell 3000[R] Index returned 6.41% and 6.14%, respectively. However, the reporting period is composed of two very different quarters. The first threemonths of the fiscal year (three-month period ended January 31, 2004) benefited greatly from the market's strong finish in 2003 with the Wilshire 5000 Index and the Russell 3000[R] Index producing returns of 8.32% and 8.23%, respectively. However, concerns related to interest rates, energy prices and Iraq came to the forefront during the second fiscal quarter (three-month period ended April 30, 2004) and the Wilshire 5000 Index and Russell 3000[R] Index returned -1.76% and -1.93%, respectively.

As far as the "growth and value" segments of the U.S. equity market, the Russell 3000[R] Value Index returned 8.23% during the fiscal period, outperforming the Russell 3000[R] Growth Index by 4.10%. The difference in returns between market capitalizations was marginal as small cap stocks, measured by the Russell 2000[R] Index, returned 6.54% and large cap stocks, measured by the Russell 1000[R] Index, returned 6.11%.

The resurgent U.S. economy and a weakening dollar proved beneficial for international investors in late 2003; however, optimism about the global economic recovery moderated throughout early 2004. Large European markets like France, Germany and the U.K. produced modest returns, while the Japanese market surged when evidence of a sustainable economic recovery began to build. Overall, the world markets advanced during the first six months of fiscal 2004. The MSCI All Country World Free ex-U.S. Index returned 11.71%.

During the reporting period, the Federal Reserve positioned itself for more flexibility in the assessment of interest rates. After significant reassurance from Chairman Greenspan and other Fed officials that they would not raise rates until all pieces of the economic recovery were in place, Treasury yields drifted lower. However, an improved employment picture and concerns regarding inflation led to a stabilization of rates. Over the first six months of the 2004 fiscal year, the taxable and tax-exempt bond markets delivered nearly identical performance as the Lehman U.S. Government/Credit Index returned 1.18% and the Lehman Municipal Bond Index returned 1.19%.

PITCAIRN FUNDS

For the reporting period, more than half of our equity strategies fell short of their benchmarks due largely to holdings in the Transportation, Technology and Health Care sectors. While we are clearly disappointed with the collective results for the past six months, we are pleased with our longer-term results. For the three-year period ending April 30, 2004, four of our six domestic equity funds outperformed their respective benchmarks.

The Pitcairn International Equity Fund underperformed its benchmark, the MSCI All Country World Free ex-U.S. Index, by 0.16% over the first six months of the fiscal year. However, for the one-year period ended April 30, 2004, the fund outperformed the benchmark by 2.17%. We believe the diversification program instituted in early 2003, which expanded the number of managers, has contributed to the fund's improved risk-adjusted returns.

Pitcairn's Taxable Bond Fund outperformed its benchmark, the Lehman U.S. Government/Credit Index, by 0.16%. A position in long U.S. Treasuries contributed to the outperformance. Pitcairn's Tax-Exempt Bond Fund underperformed its benchmark, the Lehman Municipal Bond Index, by 0.54% during the period due to the fund's exposure to the underperforming five-ten year segment of the municipal bond market.

OUTLOOK

Looking ahead to what will undoubtedly be an eventful summer and fall, we believe economic trends still point toward above average growth for the balance of this election year. Amid ongoing concerns about terrorism, the economy and rising oil prices, inflation should occupy an increasing share of the spotlight as indicators continue to signal caution. We believe improving corporate profits will provide support for equity values throughout 2004; however, inflation and interest rate trends and their impact on equity valuations will be a key variable for stock returns during the remainder of the fiscal year.

In managing the Pitcairn Funds, we will continue to focus on adding value for our shareholders through the consistent application of our processes, while assuring that each portfolio remains true to its strategic mission. We thank you for your investment in the Pitcairn Funds.



Sincerely,

/s/ Jack Yates, III

Jack Yates, III
Executive Vice President
Chief Investment Officer

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2004                                       (UNAUDITED)


DIVERSIFIED VALUE FUND

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.2%)
BANKS (18.6%)
   Bank of America                                        45,354       $  3,650
   Citigroup                                             159,365          7,664
   Fifth Third Bancorp                                    49,100          2,635
   First Bancorp (Puerto Rico)                            34,615          1,276
   Hibernia, Cl A                                        140,655          3,065
   National Commerce Financial                           102,780          2,733
   North Fork Bancorporation+                             75,990          2,821
   Wells Fargo                                            60,170          3,397
                                                                       --------
                                                                         27,241
                                                                       --------
CHEMICALS (4.3%)
   3M                                                     24,965          2,159
   Avery Dennison                                         27,810          1,786
   EI du Pont de Nemours                                  55,445          2,382
                                                                       --------
                                                                          6,327
                                                                       --------
COMPUTER HARDWARE (2.0%)
   Hewlett-Packard                                       150,760          2,970
                                                                       --------
COMPUTER SOFTWARE (2.1%)
   International Business Machines                        19,665          1,734
   Intuit*                                                32,125          1,364
                                                                       --------
                                                                          3,098
                                                                       --------
CONSTRUCTION (0.9%)
   Pulte Homes                                            25,580          1,258
                                                                       --------
DEFENSE & AEROSPACE (1.4%)
   General Dynamics                                       22,140          2,073
                                                                       --------
DEPARTMENT STORES (0.7%)
   Kohl's*                                                23,480            981
                                                                       --------
DRUGS (2.5%)
   Merck                                                  43,740          2,056
   Pfizer                                                 43,985          1,573
                                                                       --------
                                                                          3,629
                                                                       --------
ELECTRICAL UTILITIES (6.1%)
   Dominion Resources                                     36,460          2,326
   Entergy                                                32,360          1,767
   FPL Group+                                             45,780          2,913
   TXU                                                    55,270          1,887
                                                                       --------
                                                                          8,893
                                                                       --------
ELECTRONIC EQUIPMENT (1.4%)
   Flextronics International*+                           131,255          2,113
                                                                       --------
ENERGY RESERVES (7.7%)
   Exxon Mobil                                           186,700          7,944
   Newfield Exploration*                                  64,005          3,372
                                                                       --------
                                                                         11,316
                                                                       --------
ENTERTAINMENT (1.1%)
Viacom, Cl B                                              42,590          1,646
                                                                       --------

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (2.4%)
   Capital One Financial                                  23,420       $  1,535
   MBNA                                                   80,730          1,968
                                                                       --------
                                                                          3,503
                                                                       --------
FOOD & BEVERAGE (1.9%)
   Dean Foods*                                            82,065          2,756
                                                                       --------
FORESTRY & PAPER (1.2%)
   International Paper                                    44,000          1,774
                                                                       --------
HEAVY ELECTRICAL EQUIPMENT (1.8%)
   Rockwell Automation                                    82,465          2,696
                                                                       --------
HOME PRODUCTS (3.6%)
   Avon Products                                          34,120          2,866
   Procter & Gamble                                       22,320          2,360
                                                                       --------
                                                                          5,226
                                                                       --------
HOTELS (0.7%)
   Starwood Hotels & Resorts
     Worldwide                                            24,485            974
                                                                       --------
INDUSTRIAL PARTS (1.5%)
   United Technologies                                    24,670          2,128
                                                                       --------
INFORMATION SERVICES (0.6%)
   Alliance Data Systems*+                                26,745            930
                                                                       --------
LIFE & HEALTH INSURANCE (1.9%)
   Torchmark                                              54,390          2,830
                                                                       --------
MEDIA (3.8%)
   Clear Channel Communications                           26,505          1,099
   Comcast, Cl A*                                         55,210          1,662
   Walt Disney                                           118,455          2,728
                                                                       --------
                                                                          5,489
                                                                       --------
MEDICAL SERVICES (1.1%)
   UnitedHealth Group                                     25,640          1,576
                                                                       --------
METALS & MINING (0.6%)
   Alcoa                                                  26,245            807
                                                                       --------
MOTOR VEHICLES & PARTS (1.8%)
   American Axle & Manufacturing
     Holdings*+                                           23,500            904
   Lear                                                   29,175          1,769
                                                                       --------
                                                                          2,673
                                                                       --------
OIL REFINING (3.0%)
   ChevronTexaco                                          47,530          4,349
                                                                       --------
PROPERTY & CASUALTY INSURANCE (4.8%)
   American International Group                           42,460          3,042
   Everest Re Group Ltd.                                  27,415          2,335
   Radian Group                                           36,540          1,700
                                                                       --------
                                                                          7,077
                                                                       --------
PUBLISHING (1.2%)
Tribune                                                   36,375          1,742
                                                                       --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2004


DIVERSIFIED VALUE FUND--CONCLUDED

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
RAILROADS (1.1%)
   Norfolk Southern                                       68,670       $  1,636
                                                                       --------
REAL ESTATE INVESTMENT TRUSTS (2.3%)
   AMB Property                                           60,035          1,819
   Boston Properties                                      33,190          1,560
                                                                       --------
                                                                          3,379
                                                                       --------
SECURITIES & ASSET MANAGEMENT (3.0%)
   Bear Stearns                                           27,880          2,234
   Merrill Lynch                                          40,350          2,188
                                                                       --------
                                                                          4,422
                                                                       --------
SEMICONDUCTORS (1.1%)
   Micron Technology*                                    114,170          1,555
                                                                       --------
SPECIALTY RETAIL (1.3%)
   Autozone*                                              21,020          1,841
                                                                       --------
TELEPHONE (4.7%)
   BellSouth                                              72,620          1,874
   CenturyTel                                             79,965          2,309
   SBC Communications                                    105,760          2,634
                                                                       --------
                                                                          6,817
                                                                       --------
THRIFTS (1.3%)
   Washington Mutual+                                     49,205          1,938
                                                                       --------
TOBACCO (1.8%)
   Altria Group                                           48,605          2,692
                                                                       --------
WIRELESS TELECOMMUNICATIONS (0.9%)
   Alltel                                                 25,980          1,308
                                                                       --------
Total Common Stock
     (Cost $132,220)                                                    143,663
                                                                       --------
REGISTERED INVESTMENT COMPANIES (8.8%)
   iShares[R] Russell 1000[R] Value
     Index Fund                                           34,440          2,005
   Northern Institutional Liquid
     Asset Portfolio (A)                              10,816,596         10,817
                                                                       --------
Total Registered Investment Companies
     (Cost $12,656)                                                      12,822
                                                                       --------
Total Investments (107.0%)
     (Cost $144,876)                                                    156,485
                                                                       --------
Other Assets and Liabilities, Net (-7.0%)                               (10,225)
                                                                       --------
Total Net Assets (100.0%)                                              $146,260
                                                                       ========

--------------------------------------------------------------------------------
                                                                    VALUE (000)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments at value                                                $156,485
   Other assets                                                             730
                                                                       --------
Total Assets                                                            157,215
                                                                       --------
Liabilities
   Payable for collateral on securities loaned                           10,817
   Investment advisory fee payable                                           69
   Administration fee payable                                                10
   Shareholder servicing fee payable                                         31
   Accrued expenses and other liabilities                                    28
                                                                       --------
Total Liabilities                                                        10,955
                                                                       --------
Total Net Assets                                                       $146,260
                                                                       ========
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 13,576,979
   outstanding shares of beneficial interest                           $135,016
Undistributed net investment income                                         102
Accumulated net realized loss on investments                               (467)
Net unrealized appreciation on investments                               11,609
                                                                       --------
Total Net Assets                                                       $146,260
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share                                                       $10.77
                                                                         ======
 *  NON-INCOME PRODUCING SECURITY.
 + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2004 (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES
    ON LOAN.
CL -- CLASS
LTD. -- LIMITED






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


SELECT VALUE FUND

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.0%)
BANKS (15.4%)
   Citigroup                                              61,585        $ 2,961
   Hibernia, Cl A                                        145,190          3,164
   North Fork Bancorporation+                             80,655          2,994
                                                                        -------
                                                                          9,119
                                                                        -------
CHEMICALS (3.4%)
   Avery Dennison                                         31,125          1,999
                                                                        -------
COMPUTER HARDWARE (3.9%)
   Hewlett-Packard                                       115,740          2,280
                                                                        -------
DEPARTMENT STORES (2.6%)
   Kohl's*                                                36,595          1,529
                                                                        -------
DRUGS (4.0%)
   Pfizer                                                 65,910          2,357
                                                                        -------
ELECTRICAL UTILITIES (5.1%)
   Dominion Resources                                     19,960          1,274
   FPL Group                                              27,325          1,738
                                                                        -------
                                                                          3,012
                                                                        -------
ELECTRONIC EQUIPMENT (2.2%)
   Flextronics International*+                            79,915          1,287
                                                                        -------
ENERGY RESERVES (6.6%)
   Devon Energy                                           32,090          1,964
   Spinnaker Exploration*+                                54,600          1,947
                                                                        -------
                                                                          3,911
                                                                        -------
FINANCIAL SERVICES (4.5%)
   MBNA                                                  109,905          2,679
                                                                        -------
FOOD & BEVERAGE (8.0%)
   Dean Foods*                                            67,390          2,263
   General Mills                                          50,295          2,452
                                                                        -------
                                                                          4,715
                                                                        -------
FORESTRY & PAPER (2.0%)
   International Paper                                    29,305          1,182
                                                                        -------
HEAVY ELECTRICAL EQUIPMENT (2.9%)
   Rockwell Automation                                    51,700          1,690
                                                                        -------
HOTELS (2.3%)
   Harrah's Entertainment                                 25,910          1,378
                                                                        -------
INFORMATION SERVICES (1.7%)
   Alliance Data Systems*                                 29,240          1,017
                                                                        -------
LIFE & HEALTH INSURANCE (4.6%)
   Stancorp Financial Group                               44,365          2,745
                                                                        -------
MEDIA (4.0%)
   Walt Disney                                           101,855          2,346
                                                                        -------
OIL REFINING (4.5%)
ChevronTexaco                                             29,315          2,682
                                                                        -------

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE (7.0%)
   Everest Re Group Ltd.                                  24,075        $ 2,051
   Radian Group                                           44,650          2,076
                                                                        -------
                                                                          4,127
                                                                        -------
SEMICONDUCTORS (2.9%)
   Micron Technology*                                    126,775          1,727
                                                                        -------
SPECIALTY RETAIL (3.0%)
   Autozone*+                                             20,280          1,776
                                                                        -------
TELEPHONE (2.0%)
   Sprint-FON Group                                       66,690          1,193
                                                                        -------
THRIFTS (2.5%)
   Washington Mutual                                      37,740          1,487
                                                                        -------
TRUCK, SEA & AIR FREIGHT (1.1%)
   CH Robinson Worldwide                                  15,505            636
                                                                        -------
WIRELESS TELECOMMUNICATIONS (1.8%)
   Alltel                                                 21,595          1,087
                                                                        -------
Total Common Stock
     (Cost $51,806)                                                      57,961
                                                                        -------
REGISTERED INVESTMENT COMPANIES (12.1%)
   iShares[R] Russell 1000[R] Value
     Index Fund                                           15,550            905
   Northern Institutional Liquid
     Asset Portfolio (A)                               6,254,523          6,255
                                                                        -------
Total Registered Investment Companies
     (Cost $7,114)                                                        7,160
                                                                        -------
Total Investments (110.1%)
     (Cost $58,920)                                                      65,121
                                                                        -------
Other Assets and Liabilities, Net (-10.1%)                               (6,000)
                                                                        -------
Total Net Assets (100.0%)                                               $59,121
                                                                        =======

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2004


SELECT VALUE FUND--CONCLUDED

--------------------------------------------------------------------------------
                                                                     VALUE (000)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments at value                                                 $65,121
   Receivable for investment securities sold                              3,445
   Cash                                                                     594
   Dividends receivable                                                     113
   Prepaid expenses                                                           4
                                                                        -------
Total Assets                                                             69,277
                                                                        -------
Liabilities
   Payable for collateral on securities loaned                            6,255
   Investment advisory fee payable                                           25
   Administration fee payable                                                 6
   Shareholder servicing fee payable                                         12
   Payable for investments securities purchased                           3,843
   Accrued expenses and other liabilities                                    15
                                                                        -------
Total Liabilities                                                        10,156
                                                                        -------
Total Net Assets                                                        $59,121
                                                                        =======
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 5,551,636
   outstanding shares of beneficial interest                            $51,935
Undistributed net investment income                                          34
Accumulated net realized gain on investments                                951
Net unrealized appreciation on investments                                6,201
                                                                        -------
Total Net Assets                                                        $59,121
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share                                                       $10.65
                                                                         ======
 *  NON-INCOME PRODUCING SECURITY.
 + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2004 (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES
    ON LOAN.
CL -- CLASS
LTD. -- LIMITED



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


DIVERSIFIED GROWTH FUND

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (98.3%)
ALCOHOL (1.3%)
   Anheuser-Busch                                         25,562       $  1,310
                                                                       --------
BANKS (1.1%)
   Fifth Third Bancorp                                    21,335          1,145
                                                                       --------
BIOTECHNOLOGY (2.9%)
   Amgen*                                                 37,617          2,116
   Chiron*                                                17,817            827
                                                                       --------
                                                                          2,943
                                                                       --------
CHEMICALS (2.1%)
   3M                                                     17,634          1,525
   Avery Dennison                                          8,900            572
                                                                       --------
                                                                          2,097
                                                                       --------
CLOTHING STORES (1.1%)
   Aeropostale*+                                          49,000          1,078
                                                                       --------
COMPUTER HARDWARE (7.1%)
   Cisco Systems*                                        162,532          3,392
   Dell*                                                  55,949          1,942
   EMC Corp/Massachusetts*                                67,575            754
   Lexmark International*                                 12,130          1,097
                                                                       --------
                                                                          7,185
                                                                       --------
COMPUTER SOFTWARE (7.6%)
   Citrix Systems*                                        51,555            982
   Intuit*                                                18,655            792
   Microsoft                                             189,224          4,914
   Veritas Software*                                      36,460            973
                                                                       --------
                                                                          7,661
                                                                       --------
DEFENSE & AEROSPACE (1.3%)
   L-3 Communications Holdings                            20,585          1,271
                                                                       --------
DEPARTMENT STORES (3.9%)
   Kohl's*                                                19,335            808
   Wal-Mart Stores                                        53,977          3,077
                                                                       --------
                                                                          3,885
                                                                       --------
DRUGS (14.9%)
   Abbott Laboratories                                    42,398          1,866
   AmerisourceBergen                                      14,135            818
   Johnson & Johnson                                      71,676          3,873
   Merck                                                  36,930          1,736
   Pfizer                                                187,771          6,715
                                                                       --------
                                                                         15,008
                                                                       --------
ELECTRONIC EQUIPMENT (2.2%)
   Flextronics International*+                            43,070            693
   Qualcomm                                               24,542          1,533
                                                                       --------
                                                                          2,226
                                                                       --------
ENTERTAINMENT (0.9%)
   Viacom, Cl B                                           23,856            922
                                                                       --------

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (9.4%)
   American Express                                       21,474       $  1,051
   Capital One Financial                                  14,150            927
   Countrywide Financial                                       1             --
   General Electric                                      187,292          5,610
   MBNA                                                   75,301          1,836
                                                                       --------
                                                                          9,424
                                                                       --------
FOOD & BEVERAGE (4.4%)
   PepsiCo                                                55,010          2,997
   WM Wrigley Jr                                          23,610          1,457
                                                                       --------
                                                                          4,454
                                                                       --------
HEAVY ELECTRICAL EQUIPMENT (0.9%)
   Rockwell Automation                                    26,885            879
                                                                       --------
HOME PRODUCTS (3.2%)
   Estee Lauder, Cl A                                     21,513            983
   Procter & Gamble                                       21,520          2,276
                                                                       --------
                                                                          3,259
                                                                       --------
HOTELS (1.1%)
   Harrah's Entertainment                                 20,735          1,103
                                                                       --------
INDUSTRIAL SERVICES (0.8%)
   Regis                                                  17,965            780
                                                                       --------
INFORMATION SERVICES (3.8%)
   Affiliated Computer Services, Cl A*+                   24,765          1,201
   Alliance Data Systems*                                 45,975          1,599
   Fiserv*                                                28,400          1,038
                                                                       --------
                                                                          3,838
                                                                       --------
INTERNET SERVICES (1.4%)
   eBay*                                                  17,717          1,414
                                                                       --------
MEDIA (1.4%)
   Walt Disney                                            61,995          1,428
                                                                       --------
MEDICAL PRODUCTS (3.2%)
   Becton Dickinson                                       22,650          1,145
   Medtronic                                              41,607          2,099
                                                                       --------
                                                                          3,244
                                                                       --------
MEDICAL SERVICES (2.5%)
   Health Management Associates, Cl A+                    49,198          1,138
   UnitedHealth Group                                     22,850          1,405
                                                                       --------
                                                                          2,543
                                                                       --------
OIL SERVICES (1.1%)
   Halliburton                                            36,685          1,093
                                                                       --------
PROPERTY & CASUALTY INSURANCE (2.5%)
   American International Group                           23,870          1,710
   Everest Re Group Ltd.                                   9,960            849
                                                                       --------
                                                                          2,559
                                                                       --------
PUBLISHING (0.7%)
   Tribune                                                14,350            687
                                                                       --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2004


DIVERSIFIED GROWTH FUND--CONCLUDED

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
RESTAURANTS (1.4%)
   Starbucks*                                             35,161       $  1,366
                                                                       --------
SECURITIES & ASSET MANAGEMENT (0.7%)
   Morgan Stanley                                         13,180            677
                                                                       --------
SEMICONDUCTORS (7.1%)
   Applied Materials*                                     47,815            872
   Intel                                                 148,073          3,810
   Micron Technology*                                     48,475            660
   Texas Instruments                                      31,475            790
   Xilinx*                                                29,211            982
                                                                       --------
                                                                          7,114
                                                                       --------
SPECIALTY RETAIL (4.9%)
   Autozone*+                                              8,405            736
   Dollar Tree Stores*                                    21,537            580
   Home Depot                                             68,300          2,404
   Walgreen                                               34,565          1,192
                                                                       --------
                                                                          4,912
                                                                       --------
TRUCK, SEA & AIR FREIGHT (0.6%)
   Swift Transportation*                                  35,410            599
                                                                       --------
WIRELESS TELECOMMUNICATIONS (0.8%)
   AT&T Wireless Services*                                62,360            861
                                                                       --------
Total Common Stock
     (Cost $108,345)                                                     98,965
                                                                       --------
REGISTERED INVESTMENT COMPANIES (6.1%)
   iShares[R] S&P MidCap 400/BARRA
     Growth Index Fund*                                   12,000          1,448
   Northern Institutional Liquid
     Asset Portfolio (A)                               4,702,097          4,702
                                                                       --------
Total Registered Investment Companies
     (Cost $6,177)                                                        6,150
                                                                       --------
Total Investments (104.4%)
     (Cost $114,522)                                                    105,115
                                                                       --------
Other Assets and Liabilities, Net (-4.4%)                                (4,453)
                                                                       --------
Total Net Assets (100.0%)                                              $100,662
                                                                       ========

--------------------------------------------------------------------------------
                                                                     VALUE (000)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments at value                                                $105,115
   Other assets                                                             799
                                                                       --------
Total Assets                                                            105,914
                                                                       --------
Liabilities
   Payable for collateral on securities loaned                            4,702
   Investment advisory fee payable                                           47
   Administration fee payable                                                 7
   Shareholder servicing fee payable                                         21
   Accrued expenses and other liabilities                                   475
                                                                       --------
Total Liabilities                                                         5,252
                                                                       --------
Total Net Assets                                                       $100,662
                                                                       ========
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 18,718,751
   outstanding shares of beneficial interest                           $181,247
Distributions in excess of net investment income                            (53)
Accumulated net realized loss on investments                            (71,125)
Net unrealized depreciation on investments                               (9,407)
                                                                       --------
Total Net Assets                                                       $100,662
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share                                                        $5.38
                                                                          =====
 *  NON-INCOME PRODUCING SECURITY.
 + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2004 (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES
    ON LOAN.
CL -- CLASS
LTD. -- LIMITED
AMOUNTS DESIGNATED AS "--" ROUND TO $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


SELECT GROWTH FUND

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (97.9%)
COMMERCIAL SERVICES (13.2%)
   Apollo Group, Cl A*                                    56,800        $ 5,162
   First Data                                             58,600          2,660
   Moody's                                                26,900          1,735
   Weight Watchers International*+                        25,000            975
                                                                        -------
                                                                         10,532
                                                                        -------
CONSUMER DISCRETIONARY (16.4%)
   Bed Bath & Beyond*                                     53,000          1,968
   Kohl's*                                                41,400          1,730
   Krispy Kreme Doughnuts*+                               26,000            845
   Lowe's                                                 69,300          3,608
   Tiffany                                                35,900          1,400
   Wal-Mart Stores                                        27,600          1,573
   Walgreen                                               54,400          1,876
                                                                        -------
                                                                         13,000
                                                                        -------
CONSUMER SERVICES (10.9%)
   Harley-Davidson                                        83,100          4,680
   Starbucks*                                            103,300          4,014
                                                                        -------
                                                                          8,694
                                                                        -------
FINANCIAL SERVICES(4.8%)
   Capital One Financial                                  58,400          3,827
                                                                        -------
HEALTH CARE (24.3%)
   Allergan                                               33,800          2,976
   Amgen*                                                 43,600          2,453
   Genentech*                                             43,500          5,342
   Genzyme*                                               35,000          1,525
   Johnson & Johnson                                      33,800          1,826
   Medtronic                                              63,800          3,219
   Stryker                                                20,100          1,989
                                                                        -------
                                                                         19,330
                                                                        -------
TECHNOLOGY (28.3%)
   Cisco Systems*                                        156,400          3,264
   Dell*                                                 115,600          4,012
   eBay*                                                  96,200          7,679
   Microsoft                                              87,000          2,259
   Qualcomm                                               54,700          3,417
   Red Hat*+                                              82,900          1,883
                                                                        -------
                                                                         22,514
                                                                        -------
Total Common Stock
     (Cost $67,429)                                                      77,897
                                                                        -------

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY (4.9%)
   Northern Institutional Liquid
     Asset Portfolio (A)                               3,880,785       $  3,881
                                                                       --------
Total Registered Investment Company
     (Cost $3,881)                                                        3,881
                                                                       --------
Total Investments (102.8%)
     (Cost $71,310)                                                      81,778
                                                                       --------
Other Assets and Liabilities, Net (-2.8%)                                (2,243)
                                                                       --------
Total Net Assets (100.0%)                                              $ 79,535
                                                                       ========
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments at value                                                $ 81,778
   Other assets                                                           2,457
                                                                       --------
Total Assets                                                             84,235
                                                                       --------
Liabilities
   Payable for collateral on securities loaned                            3,881
   Investment advisory fee payable                                           44
   Administration fee payable                                                 6
   Shareholder servicing fee payable                                         23
   Accrued expenses and other liabilities                                   746
                                                                       --------
Total Liabilities                                                         4,700
                                                                       --------
Total Net Assets                                                       $ 79,535
                                                                       ========
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 11,645,969
   outstanding shares of beneficial interest                           $ 96,998
Accumulated net investment loss                                            (269)
Accumulated net realized loss on investments                            (27,662)
Net unrealized appreciation on investments                               10,468
                                                                       --------
Total Net Assets                                                       $ 79,535
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share                                                        $6.83
                                                                          =====
 *  NON-INCOME PRODUCING SECURITY.
 + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2004 (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES
    ON LOAN.
CL -- CLASS



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2004


SMALL CAP FUND

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (94.1%)
APPAREL/TEXTILES (1.7%)
   Wolverine World Wide                                   56,380       $  1,516
                                                                       --------
BANKS (4.1%)
   First Bancorp (Puerto Rico)                            81,672          3,011
   Trico Bancshares                                       18,698            650
                                                                       --------
                                                                          3,661
                                                                       --------
BIOTECHNOLOGY (5.4%)
   Exact Sciences*+                                      114,342            777
   Gen-Probe*                                             26,390            880
   Serologicals*+                                        174,194          3,226
                                                                       --------
                                                                          4,883
                                                                       --------
CHEMICALS (3.4%)
   Myers Industries+                                      35,064            495
   Penford                                                46,895            766
   RPM International                                     116,226          1,752
                                                                       --------
                                                                          3,013
                                                                       --------
CLOTHING STORES (2.3%)
   Aeropostale*                                           91,760          2,018
                                                                       --------
COMPUTER HARDWARE (2.6%)
   Kronos*+                                               39,720          1,449
   Tech Data*                                             25,723            875
                                                                       --------
                                                                          2,324
                                                                       --------
COMPUTER SOFTWARE (5.2%)
   Anteon International*+                                 31,318            977
   Hyperion Solutions*                                    94,805          3,639
                                                                       --------
                                                                          4,616
                                                                       --------
CONSTRUCTION (2.0%)
   Standard-Pacific+                                       8,814            444
   Trex*+                                                 34,610          1,340
                                                                       --------
                                                                          1,784
                                                                       --------
CONSUMER DURABLES (0.9%)
   Furniture Brands International                         27,964            787
                                                                       --------
DEFENSE & AEROSPACE (0.9%)
   DRS Technologies*                                      29,715            839
                                                                       --------
DRUGS (2.0%)
   Collagenex Pharmaceuticals*                           179,831          1,834
                                                                       --------
ELECTRICAL UTILITIES (1.4%)
   Idacorp+                                               41,446          1,229
                                                                       --------
ELECTRONIC EQUIPMENT (3.2%)
   Aeroflex*                                             227,262          2,859
                                                                       --------
ENERGY RESERVES (3.1%)
   Cimarex Energy*                                        44,963          1,241
   Spinnaker Exploration*                                 44,103          1,573
                                                                       --------
                                                                          2,814
                                                                       --------

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (2.8%)
   Metris*+                                              356,938       $  2,499
                                                                       --------
FOOD & BEVERAGE (2.1%)
   Peet's Coffee & Tea*+                                  86,185          1,882
                                                                       --------
GAS UTILITIES (1.0%)
   New Jersey Resources                                   22,623            862
                                                                       --------
GROCERY STORES (1.7%)
   Pantry*+                                               75,953          1,515
                                                                       --------
HEAVY ELECTRICAL EQUIPMENT (2.1%)
   Cable Design Technologies*+                           219,361          1,871
                                                                       --------
INDUSTRIAL PARTS (2.9%)
   Applied Industrial Technologies                        32,369            851
   Circor International                                   66,110          1,293
   NN                                                     38,221            436
                                                                       --------
                                                                          2,580
                                                                       --------
INDUSTRIAL SERVICES (3.8%)
   Kroll*+                                                37,299          1,106
   Sylvan Learning Systems*                               65,823          2,320
                                                                       --------
                                                                          3,426
                                                                       --------
INFORMATION SERVICES (2.3%)
   CACI International, Cl A*                              45,807          2,084
                                                                       --------
INTERNET (1.9%)
   Lionbridge Technologies*+                             187,267          1,689
                                                                       --------
LEISURE (1.8%)
   Leapfrog Enterprises*+                                 76,636          1,648
                                                                       --------
LIFE & HEALTH INSURANCE (0.9%)
   Stancorp Financial Group                               13,443            832
                                                                       --------
MEDIA (0.6%)
   Lin TV, Cl A*                                          23,355            525
                                                                       --------
MEDICAL PRODUCTS (4.3%)
   Cooper                                                 10,557            570
   Respironics*                                           10,404            546
   Synovis Life Technologies*+                           169,327          2,709
                                                                       --------
                                                                          3,825
                                                                       --------
MEDICAL SERVICES (2.1%)
   LabOne*                                                64,793          1,914
                                                                       --------
METALS & MINING (1.0%)
   Gibraltar Steel                                        36,884            907
                                                                       --------
MOTOR VEHICLES & PARTS (1.1%)
   American Axle & Manufacturing
     Holdings*                                            26,191          1,008
                                                                       --------
OIL SERVICES (1.2%)
   W-H Energy Services*                                   58,401          1,073
                                                                       --------
PROPERTY & CASUALTY INSURANCE (1.3%)
   IPC Holdings                                           32,636          1,201
                                                                       --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
RAILROADS (0.8%)
   Genesee & Wyoming, Cl A*+                              32,349       $    746
                                                                       --------
REAL ESTATE INVESTMENT TRUSTS (4.2%)
   Capital Automotive+                                    57,187          1,609
   SL Green Realty                                        52,633          2,147
                                                                       --------
                                                                          3,756
                                                                       --------
RESTAURANTS (1.9%)
   Applebees International                                42,884          1,663
                                                                       --------
SEMICONDUCTORS (3.5%)
   Cypress Semiconductor*+                                30,346            424
   Kulicke & Soffa Industries*+                           83,047            825
   Veeco Instruments*+                                    81,728          1,859
                                                                       --------
                                                                          3,108
                                                                       --------
SPECIALTY RETAIL (2.6%)
   Petco Animal Supplies*                                 33,787            992
   Rex Stores*                                            95,927          1,372
                                                                       --------
                                                                          2,364
                                                                       --------
TELEPHONE (1.7%)
   US LEC, Cl A*+                                        330,601          1,554
                                                                       --------
THRIFTS (4.6%)
   Flagstar Bancorp                                       38,760            792
   Flushing Financial                                    105,128          1,808
   Hawthorne Financial*                                   45,327          1,530
                                                                       --------
                                                                          4,130
                                                                       --------
TRUCK, SEA & AIR FREIGHT (1.7%)
   Werner Enterprises                                     75,841          1,516
                                                                       --------
Total Common Stock
     (Cost $68,130)                                                      84,355
                                                                       --------
REGISTERED INVESTMENT COMPANIES (32.8%)
   iShares[R] Russell 2000[R] Growth
     Index Fund*                                          64,299          3,810
   iShares[R] Russell 2000[R] Index Fund*                  4,934            548
   Northern Institutional Liquid Asset
     Portfolio (A)                                    24,983,611         24,984
                                                                       --------
Total Registered Investment Companies
     (Cost $28,836)                                                      29,342
                                                                       --------

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
WARRANTS (0.0%)
   Imperial Credit Industries,
     Expire 01/30/08++                                    17,236       $     --
                                                                       --------
Total Warrants
     (Cost $0)                                                               --
                                                                       --------
Total Investments (126.9%)
     (Cost $96,966)                                                     113,697
                                                                       --------
Other Assets and Liabilities, Net (-26.9%)                              (24,096)
                                                                       --------
Total Net Assets (100.0%)                                              $ 89,601
                                                                       ========
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments at value                                                $113,697
   Other assets                                                             995
                                                                       --------
Total Assets                                                            114,692
                                                                       --------
Liabilities
   Payable for collateral on securities loaned                           24,984
   Investment advisory fee payable                                           48
   Administration fee payable                                                 6
   Shareholder servicing fee payable                                         20
   Accrued expenses and other liabilities                                    33
                                                                       --------
Total Liabilities                                                        25,091
                                                                       --------
Total Net Assets                                                       $ 89,601
                                                                       ========
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 6,127,104
   outstanding shares of beneficial interest                           $ 77,777
Distributions in excess of net investment income                           (138)
Accumulated net realized loss on investments                             (4,769)
Net unrealized appreciation on investments                               16,731
                                                                       --------
Total Net Assets                                                       $ 89,601
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share                                                       $14.62
                                                                         ======
  *  NON-INCOME PRODUCING SECURITY.
  + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2004 (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS).
 ++ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(A)  THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES
     ON LOAN.
CL -- CLASS
AMOUNTS DESIGNATED AS "--" ROUND TO $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2004


FAMILY HERITAGE[R] FUND

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (94.6%)
APPAREL/TEXTILES (2.1%)
   Nike, Cl B                                             22,058       $  1,587
                                                                       --------
BANKS (6.3%)
   Commerce Bancshares                                    48,352          2,171
   Irwin Financial+                                       54,893          1,298
   Northern Trust                                         30,704          1,298
                                                                       --------
                                                                          4,767
                                                                       --------
BIOTECHNOLOGY (0.6%)
   Albany Molecular Research*+                            26,479            430
                                                                       --------
CHEMICALS (1.6%)
   Sigma-Aldrich+                                         21,514          1,219
                                                                       --------
COMPUTER HARDWARE (3.9%)
   Dell*                                                  34,135          1,185
   Hewlett-Packard                                        88,906          1,751
                                                                       --------
                                                                          2,936
                                                                       --------
COMPUTER SOFTWARE (5.6%)
   Microsoft                                             123,731          3,213
   Oracle*                                                88,587            994
                                                                       --------
                                                                          4,207
                                                                       --------
CONSTRUCTION (1.1%)
   Toll Brothers*                                         21,789            862
                                                                       --------
DEFENSE & AEROSPACE (2.0%)
   General Dynamics                                       16,166          1,513
                                                                       --------
DEPARTMENT STORES (3.9%)
   Wal-Mart Stores                                        51,335          2,926
                                                                       --------
DRUGS (7.9%)
   Eli Lilly                                              45,768          3,378
   King Pharmaceuticals*                                  31,914            551
   Medicis Pharmaceutical, Cl A+                          47,698          2,047
                                                                       --------
                                                                          5,976
                                                                       --------
ELECTRONIC EQUIPMENT (3.7%)
   Danaher                                                10,135            937
   Qualcomm                                               29,342          1,833
                                                                       --------
                                                                          2,770
                                                                       --------
ENERGY RESERVES (5.6%)
   Apache                                                 30,948          1,296
   Devon Energy                                           20,087          1,229
   Westport Resources*                                    49,214          1,685
                                                                       --------
                                                                          4,210
                                                                       --------
ENTERTAINMENT (3.1%)
   Carnival                                               33,489          1,429
   Viacom, Cl B                                           24,483            946
                                                                       --------
                                                                          2,375
                                                                       --------

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (5.4%)
   Erie Indemnity, Cl A                                   22,906       $  1,059
   Financial Federal*                                     26,238            821
   MBNA                                                   88,850          2,166
                                                                       --------
                                                                          4,046
                                                                       --------
FOOD & BEVERAGE (4.5%)
   JM Smucker                                             34,494          1,804
   WM Wrigley Jr                                          26,078          1,609
                                                                       --------
                                                                          3,413
                                                                       --------
HEAVY ELECTRICAL EQUIPMENT (1.6%)
   Molex, Cl A                                            47,108          1,214
                                                                       --------
HOME PRODUCTS (2.3%)
   Estee Lauder, Cl A                                     19,415            887
   Lancaster Colony                                       20,814            860
                                                                       --------
                                                                          1,747
                                                                       --------
HOTELS (0.6%)
   Marriott International, Cl A                           10,328            487
                                                                       --------
INDUSTRIAL PARTS (1.6%)
   Illinois Tool Works                                    14,257          1,229
                                                                       --------
INFORMATION SERVICES (1.8%)
   Paychex                                                37,253          1,389
                                                                       --------
INTERNET SERVICES (1.7%)
   Yahoo*                                                 25,357          1,280
                                                                       --------
LEISURE (0.9%)
   International Speedway, Cl A                           16,767            706
                                                                       --------
MEDIA (1.7%)
   COX Communications, Cl A*+                             39,142          1,280
                                                                       --------
MEDICAL PRODUCTS (4.0%)
   Hillenbrand Industries                                 11,095            749
   Stryker                                                22,751          2,251
                                                                       --------
                                                                          3,000
                                                                       --------
MEDICAL SERVICES (1.5%)
   Universal Health Services, Cl B+                       25,918          1,138
                                                                       --------
METALS & MINING (1.1%)
   Worthington Industries+                                47,088            850
                                                                       --------
MOTOR VEHICLES & PARTS (1.2%)
   American Axle &
     Manufacturing Holdings*                              22,898            881
                                                                       --------
PROPERTY & CASUALTY INSURANCE (5.5%)
   Berkshire Hathaway, Cl B*                                 876          2,732
   Philadelphia Consolidated
     Holding*+                                             9,614            555
   Progressive                                            10,163            890
                                                                       --------
                                                                          4,177
                                                                       --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (1.6%)
   SL Green Realty                                        29,719       $  1,213
                                                                       --------
SECURITIES & ASSET MANAGEMENT (1.3%)
   Federated Investors, Cl B                              32,727            962
                                                                       --------
SEMICONDUCTORS (2.8%)
   Marvell Technology Group Ltd.*+                        27,854          1,079
   Vishay Intertechnology*+                               58,143          1,011
                                                                       --------
                                                                          2,090
                                                                       --------
SPECIALTY RETAIL (1.5%)
   Fastenal+                                              21,239          1,165
                                                                       --------
THRIFTS (2.8%)
   Flagstar Bancorp                                      103,184          2,108
                                                                       --------
TRUCK, SEA & AIR FREIGHT (1.2%)
   Werner Enterprises                                     46,018            920
                                                                       --------
WIRELESS TELECOMMUNICATIONS (0.6%)
   Telephone & Data Systems                                6,571            433
                                                                       --------
Total Common Stock
     (Cost $64,939)                                                      71,506
                                                                       --------
REGISTERED INVESTMENT COMPANIES (16.9%)
   iShares[R] Dow Jones US
     Telecommunications
     Sector Index Fund                                    57,531          1,238
   iShares[R] Dow Jones US
     Utilities Sector Index Fund                          36,324          2,095
   Northern Institutional Liquid
     Asset Portfolio (A)                               9,440,629          9,441
                                                                       --------
Total Registered Investment Companies
     (Cost $13,117)                                                      12,774
                                                                       --------
UNIT INVESTMENT TRUST (0.8%)
   Financial Select Sector SPDR Fund                      20,566            578
                                                                       --------
Total Unit Investment Trust
     (Cost $437)                                                            578
                                                                       --------
Total Investments (112.3%)
     (Cost $78,493)                                                      84,858
                                                                       --------
Other Assets and Liabilities, Net (-12.3%)                               (9,312)
                                                                       --------
Total Net Assets (100.0%)                                              $ 75,546
                                                                       --------

--------------------------------------------------------------------------------
                                                                     VALUE (000)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments at value                                                $ 84,858
   Other assets                                                             218
                                                                       --------
Total Assets                                                             85,076
                                                                       --------
Liabilities
   Payable for collateral on securities loaned                            9,441
   Investment advisory fee payable                                           46
   Administration fee payable                                                 6
   Shareholder servicing fee payable                                         16
   Accrued expenses and other liabilities                                    21
                                                                       --------
Total Liabilities                                                         9,530
                                                                       --------
Total Net Assets                                                       $ 75,546
                                                                       ========
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 8,279,612
   outstanding shares of beneficial interest                           $ 82,816
Distributions in excess of net investment income                            (35)
Accumulated net realized loss on investments                            (13,600)
Net unrealized appreciation on investments                                 6,365
                                                                       --------
Total Net Assets                                                       $ 75,546
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share                                                        $9.12
                                                                          =====
 *  NON-INCOME PRODUCING SECURITY.
 + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2004 (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES
    ON LOAN.
CL -- CLASS
LTD. -- LIMITED
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPT



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2004


INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK (93.8%)
AUSTRALIA (0.7%)
   Amcor Ltd.                                             14,500       $     73
   AMP Ltd.                                               41,678            174
   John Fairfax Holdings Ltd.                             13,100             32
   National Australia Bank Ltd.                           11,167            237
   Santos                                                 56,000            260
                                                                       --------
                                                                            776
                                                                       --------
BELGIUM (0.6%)
   Dexia                                                  11,700            192
   Fortis                                                 22,000            479
   Fortis Bank Nederland Holding*                          3,125             --
                                                                       --------
                                                                            671
                                                                       --------
BERMUDA (0.3%)
   Axis Capital Holdings Ltd.                             13,800            376
                                                                       --------
BRAZIL (1.1%)
   Banco Itau Holding Financeira ADR+                     15,732            624
   Petroleo Brasileiro ADR                                15,546            449
   Telecomunicacoes Brasileiras ADR                        5,100            146
                                                                       --------
                                                                          1,219
                                                                       --------
CANADA (0.9%)
   Canadian Pacific Railway Ltd.                          13,500            300
   Quebecor World                                         21,600            372
   Sobeys                                                 14,900            311
                                                                       --------
                                                                            983
                                                                       --------
CHINA (0.6%)
   China Mobile (Hong Kong)                               77,592            205
   People's Food Holdings                                438,000            340
   Shandong International Power
     Development, Cl H                                   508,400            145
                                                                       --------
                                                                            690
                                                                       --------
CROATIA (0.1%)
   Pliva D.D. GDR 144a                                     4,000             65
                                                                       --------
DENMARK (0.2%)
   Danske Bank                                             9,900            222
                                                                       --------
FINLAND (0.4%)
   Nokia ADR                                              12,500            175
   UPM-Kymmene*                                           12,500            230
                                                                       --------
                                                                            405
                                                                       --------
FRANCE (10.3%)
   Accor+                                                 11,094            467
   Aventis                                                 7,900            601
   AXA                                                    24,500            515
   BNP Paribas                                             3,450            207
   Bouygues+                                               8,755            299
   Carrefour                                              14,053            651
   Club Mediterranee*                                     16,100            660
   France Telecom                                         20,835            502
   L'Oreal                                                 3,966            299
   Lafarge                                                 8,050            670

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Lagardere+                                              5,396       $    325
   Michelin, Cl B                                          4,850            227
   Pernod-Ricard                                           4,792            604
   Pinault-Printemps-Redoute+                              5,631            580
   Renault                                                 5,500            410
   Sanofi-Synthelabo                                       3,300            209
   Schneider Electric                                      3,704            249
   Societe Assurances Generales
     de France                                             1,600             98
   Technip                                                 8,400          1,163
   Thomson                                                20,300            391
   Total                                                   7,045          1,302
   Valeo                                                   6,927            285
   Vivendi Universal*                                     11,978            301
                                                                       --------
                                                                         11,015
                                                                       --------
GERMANY (6.2%)
   Adidas-Salomon                                          3,165            365
   Allianz                                                 7,955            843
   Altana                                                  9,400            598
   Arcelor                                                 7,100            118
   Bayerische Motoren Werke                                7,145            308
   Continental                                            11,700            507
   Deutsche Bank                                           2,000            164
   Deutsche Boerse                                        14,377            790
   Deutsche Lufthansa                                     11,700            188
   Deutsche Post                                          11,700            257
   E.ON                                                    6,500            430
   Fresenius Medical Care                                 14,500          1,009
   KarstadtQuelle                                         11,200            238
   Medion                                                  2,450            104
   Rhoen Klinikum                                          4,000            198
   Schering                                                4,850            255
   Volkswagen                                              6,648            292
                                                                       --------
                                                                          6,664
                                                                       --------
GREECE (0.2%)
   Hellenic Telecommunications
     Organization                                         17,000            247
                                                                       --------
GUERNSEY (1.1%)
   Amdocs Ltd.*                                           42,600          1,131
                                                                       --------
HONG KONG (3.2%)
   Bank of East Asia                                      24,751             72
   Cafe de Coral Holdings                                192,000            182
   DAH Sing Financial                                      2,400             17
   Glorious Sun Enterprises                              820,000            273
   Hung Hing Printing Group                              412,000            312
   MTR                                                    68,818            104
   PCCW Ltd.*                                            462,000            317
   Sun Hung Kai Properties                                62,000            533
   Swire Pacific, Cl A+                                   91,500            598
   Techtronic Industries                                  86,500            232
   TPV Technology                                        430,000            287
   Yue Yuen Industrial Holdings                          170,000            459
                                                                       --------
                                                                          3,386
                                                                       --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
HUNGARY (0.1%)
   Matav                                                  10,000       $     42
   Matav ADR                                               3,200             66
                                                                       --------
                                                                            108
                                                                       --------
INDIA (0.4%)
   Hindalco Industries GDR 144a                            4,000            102
   Mahanagar Telephone Nigam ADR                          22,200            169
   Reliance Industries GDR 144a                            4,500            115
                                                                       --------
                                                                            386
                                                                       --------
INDONESIA (0.1%)
   Gudang Garam                                           78,500            132
                                                                       --------
IRELAND (0.9%)
   Bank of Ireland                                        35,600            431
   Ryanair Holdings ADR*                                  16,400            546
                                                                       --------
                                                                            977
                                                                       --------
ISRAEL (0.0%)
   Orbotech*                                                 400              8
                                                                       --------
ITALY (3.4%)
   Banca Intesa                                          184,832            611
   Banche Popolari Unite Scrl                              5,950            101
   Benetton Group Spa*                                     9,000            105
   ENI-Ente Nazionale Idrocarburi                         63,074          1,281
   Fiat+                                                  35,659            251
   Finmeccanica*                                         335,000            255
   Mediaset                                               58,693            643
   Saipem                                                    500              5
   Sanpaolo IMI                                            7,400             86
   UniCredito Italiano                                    74,400            347
                                                                       --------
                                                                          3,685
                                                                       --------
JAPAN (22.9%)
   77 Bank                                                37,000            222
   Aiful                                                   2,700            274
   Alps Electric Ltd.                                     13,000            187
   Bridgestone                                            32,000            541
   Canon                                                  13,000            681
   Credit Saison                                          11,700            342
   Daiwa House Industries Ltd.                            22,000            246
   Daiwa Securities Group                                 47,000            353
   Denso                                                  24,000            505
   Dentsu                                                     89            249
   Dentsu (when issued)*                                     105            292
   eAccess Ltd.*                                              97            494
   Eisai                                                   9,100            232
   Fuji Heavy Industries                                 108,000            519
   Fuji Machine Manufacturing                              3,400             40
   Fuji Photo Film                                        10,000            321
   Fujirebio                                              51,000            647
   Funai Electric                                          1,150            171
   Honda Motor                                            10,127            406
   Kao                                                    15,000            358
   Kirin Brewery                                          50,000            495

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Lawson                                                  8,200       $    307
   Mabuchi Motor                                           3,900            269
   Matsumotokiyoshi                                        8,600            260
   Matsushita Electric Industrial                         43,000            631
   Meitec                                                 10,100            356
   Millea Holdings                                            99          1,407
   Minebea                                                46,000            224
   Misawa Homes Holdings*                                  9,000             31
   Mitsubishi Estate                                      93,000          1,099
   Mitsubishi Tokyo Financial Group                           83            738
   Mitsui Sumitomo Insurance                              37,000            348
   Murata Manufacturing                                    2,300            151
   Nippon Express                                         61,000            356
   Nippon Shinpan*                                       116,000            440
   Nippon Telegraph & Telephone                               36            189
   Nipponkoa Insurance                                   174,000          1,043
   Nissan Motor                                           31,700            353
   Nomura Holdings                                        20,000            324
   ORIX                                                    4,648            492
   Ricoh                                                  17,000            339
   Rinnai                                                 10,300            277
   Rohm                                                    1,600            199
   Sekisui House                                          18,000            191
   Seven-Eleven Japan                                     11,000            373
   SFCG                                                    1,250            256
   Shin-Etsu Chemical                                     15,400            622
   Shiseido                                               14,000            172
   Skylark                                                12,300            241
   Sohgo Security Services                                 8,500            114
   Sumitomo Bakelite                                      28,800            189
   Sumitomo Chemical                                      50,500            233
   Taisho Pharmaceutical                                  22,000            429
   Takeda Chemical Industries                             25,500          1,027
   Takefuji                                                9,900            628
   TDK                                                    10,600            756
   Toyota Motor                                            5,600            202
   Yamada Denki                                           19,200            659
   Yamaguchi Bank                                         42,000            455
   Yamaha Motor                                           21,000            300
   Yamanouchi Pharmaceutical                              11,200            373
                                                                       --------
                                                                         24,628
                                                                       --------
MALAYSIA (0.3%)
   Malayan Banking                                        28,300             78
   Resorts World                                          27,500             73
   Sime Darby                                            107,000            152
                                                                       --------
                                                                            303
                                                                       --------
MEXICO (2.1%)
   Cemex ADR+                                             22,446            661
   Coca-Cola Femsa ADR                                    22,900            487
   Grupo Televisa                                          3,662            160
   Kimberly-Clark de Mexico, Cl A                         51,000            135
   Telefonos de Mexico ADR                                18,800            642
   Wal-Mart de Mexico, Ser V                              44,746            130
                                                                       --------
                                                                          2,215
                                                                       --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2004


INTERNATIONAL EQUITY FUND--CONCLUDED

--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
NETHERLANDS (4.0%)
   ABN AMRO Holding                                        7,994       $    174
   Akzo Nobel                                             28,200          1,026
   DSM                                                    11,550            553
   Heineken*+                                             20,996            885
   Heineken Holding, Cl A*                                 1,700             63
   Hunter Douglas                                            275             13
   ING Groep                                              15,700            336
   Philips Electronics ADR                                 6,800            182
   Royal Dutch Petroleum                                   5,100            248
   VNU                                                    20,508            573
   Wolters Kluwer                                         16,363            275
                                                                       --------
                                                                          4,328
                                                                       --------
NEW ZEALAND (0.2%)
   Carter Holt Harvey                                     61,200             80
   Telecom Corp of New Zealand                            42,509            151
                                                                       --------
                                                                            231
                                                                       --------
NORWAY (0.6%)
   Norsk Hydro                                             2,600            153
   Royal Caribbean Cruises                                11,200            458
                                                                       --------
                                                                            611
                                                                       --------
PORTUGAL (1.5%)
   Banco Comercial Portugues*+                            67,121            156
   Electricidade de Portugal                             118,525            324
   Portugal Telecom*                                      98,125          1,063
   Sonae                                                  57,411             63
                                                                       --------
                                                                          1,606
                                                                       --------
SINGAPORE (1.3%)
   DBS Group Holdings                                     82,600            694
   MobileOne                                             115,000            100
   Singapore Technologies Engineering                     82,000             91
   United Overseas Bank                                   57,000            459
                                                                       --------
                                                                          1,344
                                                                       --------
SOUTH AFRICA (0.6%)
   Nampak                                                 89,300            182
   Nedcor                                                 17,031            146
   Sasol                                                  14,600            219
   Tiger Brands                                           12,100            149
                                                                       --------
                                                                            696
                                                                       --------
SOUTH KOREA (2.4%)
   Daewoo Shipbuilding &
     Marine Engineering                                    7,560             77
   Hyundai Motor                                           4,940            189
   Kookmin Bank ADR+                                      22,797            846
   Korea Electric Power                                   13,200            216
   KT ADR                                                 12,600            233
   POSCO ADR                                               5,200            160
   Samsung Electronics                                     1,186            563
   Shinsegae                                                 820            185
   SK Telecom ADR+                                         6,274            127
                                                                       --------
                                                                          2,596
                                                                       --------
--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
SPAIN (3.3%)
   Acerinox                                                2,920       $    150
   Banco Bilbao Vizcaya Argentaria                        23,973            316
   Banco de Sabadell                                       4,200             87
   Endesa                                                 20,800            381
   Iberdrola+                                             16,495            325
   Repsol YPF                                             50,114          1,054
   Telefonica                                             84,680          1,258
                                                                       --------
                                                                          3,571
                                                                       --------
SWEDEN (1.4%)
   Autoliv+                                                4,811            204
   Electrolux                                              2,300             45
   Ericsson, Cl B*                                       114,782            311
   Investor, Cl B                                         20,900            212
   Skandia Forsakrings+                                  101,571            399
   Volvo, Cl B                                            10,224            350
                                                                       --------
                                                                          1,521
                                                                       --------
SWITZERLAND (4.1%)
   Clariant                                               18,650            237
   Compagnie Financiere Richemont                         13,728            353
   Credit Suisse Group                                    22,413            791
   Lonza Group                                             3,850            186
   Nestle                                                  5,622          1,423
   Novartis                                               11,500            513
   Roche Holding                                           3,282            345
   UBS                                                     4,300            306
   Zurich Financial Services                               1,410            223
                                                                       --------
                                                                          4,377
                                                                       --------
TAIWAN (1.1%)
   Cathay Financial Holding GDR 144a*                     17,451            310
   Chunghwa Telecom ADR                                   20,900            349
   Compal Electronics 144a GDR                            27,000            154
   Taiwan Semiconductor ADR*                              15,993            152
   United Microelectronics ADR*                           35,764            186
                                                                       --------
                                                                          1,151
                                                                       --------
UNITED KINGDOM (17.2%)
   Aegis Group                                           224,400            360
   Allied Domecq                                          19,100            153
   Anglo American                                          6,236            126
   AstraZeneca                                            15,435            723
   BAA                                                    16,100            149
   BAE Systems+                                          165,956            619
   Barclays                                               35,044            317
   BOC Group                                              12,300            198
   BT Group*                                              97,600            310
   Bunzl                                                  34,594            290
   Cadbury Schweppes                                      44,300            353
   Centrica                                               53,200            207
   Diageo                                                106,240          1,429
   GKN                                                    87,200            355
   GlaxoSmithKline                                        65,150          1,351
   HSBC Holdings                                          32,693            469
   Imperial Tobacco Group                                 28,362            630
   Intercontinental Hotels Group                          23,332            219

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   International Power*                                  227,900       $    569
   J Sainsbury                                            55,616            275
   Kingfisher                                            207,856          1,046
   Lloyds TSB Group                                       21,200            159
   Marks & Spencer Group                                  64,700            318
   Michael Page International                            166,600            513
   Next                                                   19,395            481
   Old Mutual                                            120,000            206
   Pearson                                                79,227            927
   Reed Elsevier                                          37,140            347
   Rexam                                                 139,272          1,131
   Rio Tinto                                              19,500            429
   Royal Bank of Scotland Group                           10,600            319
   SABmiller                                              29,699            323
   Scottish & Southern Energy                             20,800            252
   Shell Transport & Trading                              68,000            470
   Shire Pharmaceuticals*                                 78,200            721
   Smith & Nephew                                         37,066            377
   Vodafone Group                                        338,090            823
   WPP Group                                              54,000            534
                                                                       --------
                                                                         18,478
                                                                       --------
Total Common Stock
     (Cost $82,621)                                                     100,802
                                                                       --------
PREFERRED STOCK (0.2%)
GERMANY (0.2%)
   Rhoen Klinikum                                          4,800            216
                                                                       --------
Total Preferred Stock
     (Cost $229)                                                            216
                                                                       --------
RIGHTS (0.0%)
   Nedcor Ltd. expiration 05/04/04*                        7,041             15
                                                                       --------
Total Rights
     (Cost $0)                                                               15
                                                                       --------
WARRANTS (0.2%)
   Sampo Oyj, expiration 05/13/09*                        17,300            164
                                                                       --------
Total Warrants
     (Cost $204)                                                            164
                                                                       --------
REGISTERED INVESTMENT COMPANIES (16.5%)
   iShares[R] MSCI EAFE Index[R] Fund                      5,810            795
   Northern Institutional Liquid
     Asset Portfolio (A)                              16,937,837         16,938
                                                                       --------
Total Registered Investment Companies
     (Cost $17,755)                                                      17,733
                                                                       --------
Total Investments (110.7%)
     (Cost $100,809)                                                    118,930
                                                                       --------
Other Assets and Liabilities, Net (-10.7%)                              (11,513)
                                                                       --------
Total Net Assets (100.0%)                                              $107,417
                                                                       ========

--------------------------------------------------------------------------------
                                                                     VALUE (000)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments at value                                                $118,930
   Cash                                                                   3,937
   Other assets                                                           2,669
                                                                       --------
Total Assets                                                            125,536
                                                                       --------
Liabilities
   Payable for collateral on securities loaned                           16,938
   Investment advisory fee payable                                           59
   Administration fee payable                                                 7
   Shareholder servicing fee payable                                         23
   Accrued expenses and other liabilities                                 1,092
                                                                       --------
Total Liabilities                                                        18,119
                                                                       --------
Total Net Assets                                                       $107,417
                                                                       ========
 NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 15,133,278
   outstanding shares of beneficial interest                           $132,348
Distributions in excess of net investment income                           (470)
Accumulated net realized loss on investments                            (42,616)
Net unrealized appreciation on forward foreign currency
   contracts, foreign currencies and translation of other
   assets and liabilities denominated in foreign currencies                  34
Net unrealized appreciation on investments                               18,121
                                                                       --------
Total Net Assets                                                       $107,417
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share                                                        $7.10
                                                                          =====
 *  NON-INCOME PRODUCING SECURITY.
 + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2004 (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES
    ON LOAN.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITARY RECEIPTS
LTD. -- LIMITED
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ROUND TO $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2004


TAXABLE BOND FUND

--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS (54.1%)
AUDIO/VIDEO PRODUCTS (2.9%)
   Harman International
     7.320%, 07/01/07                                     $1,143        $ 1,262
                                                                        -------
DIVERSIFIED MANUFACTURING (4.7%)
   Tyco International Group+
     6.000%, 11/15/13                                      2,000          2,027
                                                                        -------
DRUGS (2.4%)
   Bristol-Myers Squibb
     4.750%, 10/01/06                                      1,000          1,042
                                                                        -------
ELECTRICAL SERVICES (2.5%)
   Florida Power & Light+
     6.875%, 12/01/05                                      1,000          1,068
                                                                        -------
FINANCIAL SERVICES (17.8%)
   Block Financial
     8.500%, 04/15/07                                        235            267
   CIT Group+
     7.750%, 04/02/12                                      1,000          1,155
   Ford Motor Credit
     7.600%, 08/01/05                                        600            634
     7.375%, 10/28/09                                        904            978
   General Motors Acceptance Corp.
     6.875%, 09/15/11                                      1,537          1,613
   Heller Financial
     7.375%, 11/01/09                                        500            574
   Household Finance
     5.875%, 02/01/09                                        904            967
   Lehman Brothers Holdings
     7.000%, 02/01/08                                      1,316          1,466
                                                                        -------
                                                                          7,654
                                                                        -------
FOOD & BEVERAGE (1.9%)
   Heinz+
     6.000%, 03/15/08                                        750            809
                                                                        -------
INSURANCE (2.5%)
   St. Paul Companies
     8.125%, 04/15/10                                        904          1,062
                                                                        -------
MISCELLANEOUS MANUFACTURING (2.8%)
   Honeywell International
     7.500%, 03/01/10                                      1,052          1,214
                                                                        -------
OIL EXPLORATION & PRODUCTION (2.5%)
   Burlington Resources Finance
     5.600%, 12/01/06                                      1,000          1,062
                                                                        -------
OIL SERVICES (2.3%)
   BP Capital Markets PLC
     2.625%, 03/15/07                                      1,000            988
                                                                        -------
REAL ESTATE (1.0%)
   Colonial Realty
     8.050%, 07/15/06                                        400            441
                                                                        -------

--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (2.3%)
   Kimco Realty, Ser B MTN
     7.900%, 12/07/07                                     $  450        $   511
     7.620%, 10/20/04                                        465            478
                                                                        -------
                                                                            989
                                                                        -------
RETAIL (1.5%)
   May Department Stores
     7.450%, 09/15/11                                        550            625
                                                                        -------
SECURITY BROKERAGE/DEALERS (1.7%)
   Merrill Lynch, Ser P MTN
     4.000%, 09/15/08                                        750            745
                                                                        -------
TELECOMMUNICATIONS EQUIPMENT (5.3%)
   AT&T
     8.350%, 01/15/25                                        500            523
     6.500%, 03/15/13                                        600            596
   Verizon Communications
     7.510%, 04/01/09                                      1,000          1,136
                                                                        -------
                                                                          2,255
                                                                        -------
Total Corporate Bonds
     (Cost $22,417)                                                      23,243
                                                                        -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (22.7%)
   FHLB+
     4.875%, 11/15/06                                      1,500          1,574
   FHLB, Ser XY07
     2.250%, 10/29/07                                        500            501
   FHLMC
     6.250%, 03/05/12                                      1,500          1,585
     5.200%, 03/05/19                                      1,000            963
   FHLMC, Ser QB
     5.500%, 02/15/15                                      1,090          1,112
   FNMA
     8.200%, 03/10/16                                      1,000          1,278
     4.750%, 11/26/10                                      1,000            985
   FNMA+
     5.000%, 01/15/07                                        500            526
   Tennessee Valley Authority, Ser B
     6.235%, 07/15/45                                      1,175          1,224
                                                                        -------
Total U.S. Government Agency Obligations
     (Cost $9,355)                                                        9,748
                                                                        -------
U.S. TREASURY OBLIGATIONS (15.4%) U.S. Treasury Bonds+
     8.750%, 05/15/17                                        815          1,114
     8.125%, 08/15/19                                      1,500          1,978
     7.875%, 02/15/21                                        615            799
     7.625%, 11/15/22                                        913          1,166
     7.500%, 11/15/16                                        830          1,032
     6.250%, 08/15/23                                        500            556
                                                                        -------
Total U.S. Treasury Obligations
     (Cost $6,045)                                                        6,645
                                                                        -------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                     SHARES/FACE
                                                    AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (5.2%)
   American Express Credit Account,
     Ser 2000-1, Cl A
     7.200%, 09/17/07                                     $  904        $   944
   Standard Credit Card Master Trust,
     Ser 1994-2, Cl A
     7.250%, 04/07/06                                      1,199          1,303
                                                                        -------
Total Asset-Backed Securities
     (Cost $2,138)                                                        2,247
                                                                        -------
REGISTERED INVESTMENT COMPANY (12.7%)
   Northern Institutional Liquid
     Asset Portfolio (A)                               5,445,784          5,446
                                                                        -------
Total Registered Investment Company
     (Cost $5,446)                                                        5,446
                                                                        -------
Total Investments (110.1%)
     (Cost $45,401)                                                      47,329
                                                                        -------
Other Assets and Liabilities, Net (-10.1%)                               (4,319)
                                                                        -------
Total Net Assets (100.0%)                                               $43,010
                                                                        =======
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments at value                                                 $47,329
   Other assets                                                           1,366
                                                                        -------
Total Assets                                                             48,695
                                                                        -------
Liabilities
   Payable for collateral on securities loaned                            5,446
   Investment advisory fee payable                                            6
   Administration fee payable                                                 6
   Shareholder servicing fee payable                                          9
   Accrued expenses and other liabilities                                   218
                                                                        -------
Total Liabilities                                                         5,685
                                                                        -------
Total Net Assets                                                        $43,010
                                                                        =======

--------------------------------------------------------------------------------
                                                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 4,043,647
   outstanding shares of beneficial interest                            $41,645
Accumulated net realized loss on investments                               (563)
Net unrealized appreciation on investments                                1,928
                                                                        -------
Total Net Assets                                                        $43,010
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share                                                       $10.64
                                                                         ======
 + SOME OR ALL OF THIS SECURITY IS ON LOAN AT APRIL 30, 2004 (SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS).
(A) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FOR SECURITIES
    ON LOAN.
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE COMPANY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY
SER -- SERIES






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2004


TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------
                                                       FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (97.5%)
ALABAMA (0.9%)
   Bessemer RB, AMBAC
     5.600%, 02/01/30                                     $1,000       $  1,053
                                                                       --------
ARIZONA (1.3%)
   Pima County, School District GO,
     FGIC, Callable 07/01/04 @ 101
     5.875%, 07/01/14                                      1,500          1,527
                                                                       --------
ARKANSAS (1.2%)
   Arkansas State, Federal Highway
     Grant GO, Ser A, FSA
     5.250%, 08/01/12                                      1,250          1,354
                                                                       --------
CALIFORNIA (7.4%)
   California State, Department of
     Transportation, Federal Highway
     Grant RB, Ser A, FGIC
     5.000%, 02/01/15                                      2,000          2,145
   Community College Finance Authority
     RB, Mission Community College,
     MBIA, Callable 05/01/07 @ 102
     5.500%, 05/01/17                                      1,000          1,086
   Health Facilities Finance Authority
     RB, St. Francis Memorial Hospital,
     Ser C, ETM
     5.875%, 11/01/23                                      2,000          2,309
   San Jose, Liberty Parks and Public
     Safety Projects GO,
     Callable 09/01/12 @ 100
     5.000%, 09/01/17                                      1,000          1,056
   Stockton Housing Facility RB,
     O'Connor Woods Project, Ser A,
     ETM, GNMA, Callable 12/08/03 @ 102
     5.200%, 09/20/09                                        790            806
   University of California RB,
     Multi-Purpose Projects, Ser F,
     FGIC, Callable 09/01/06 @ 101
     5.000%, 09/01/12                                      1,000          1,064
                                                                       --------
                                                                          8,466
                                                                       --------
COLORADO (0.9%)
   South Suburban Park & Recreation
     District Colorado GO, AMBAC
     5.375%, 09/15/18                                      1,000          1,062
                                                                       --------
DELAWARE (0.9%)
   Delaware State, Economic Development
     Authority, Pollution Control RB,
     Delmarva Power, AMBAC
     4.900%, 05/01/26                                      1,000          1,071
                                                                       --------

--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA (1.2%)
   District of Columbia RB,
     Howard University Project, MBIA
     5.500%, 10/01/16                                     $1,000       $  1,107
   Washington D.C., Convention
     Center Authority RB, Dedicated
     Tax Revenue, Senior Lien, AMBAC
     5.250%, 10/01/09                                        200            219
                                                                       --------
                                                                          1,326
                                                                       --------
FLORIDA (1.3%)
   Tampa Water & Sewer Revenue
     RB, Pre-refunded 10/01/09 @ 101
     5.500%, 10/01/29                                      1,300          1,473
                                                                       --------
GEORGIA (2.1%)
   Henry County, Water &
     Sewer Authority RB, AMBAC
     6.150%, 02/01/20                                      2,000          2,357
                                                                       --------
HAWAII (4.1%)
   Honolulu, City & County GO,
     Ser B, ETM
     8.000%, 10/01/10                                      1,680          2,134
   University of Hawaii RB, Ser A,
     FGIC, Callable 07/15/12 @ 100
     5.500%, 07/15/21                                      2,385          2,562
                                                                       --------
                                                                          4,696
                                                                       --------
ILLINOIS (10.8%)
   Chicago GO, FGIC,
     Callable 01/01/08 @ 102
     5.500%, 01/01/21                                      1,500          1,614
   Chicago, Board of Education GO,
     School Reform Board, Ser A, FGIC
     5.250%, 12/01/20                                      1,000          1,074
   Chicago, O'Hare International
     Airport RB, 2nd Lien, Ser C, MBIA
     4.900%, 01/01/07                                      1,000          1,024
   Chicago, Park District GO,
     Aquarium & Museum Project,
     FGIC, Callable 01/01/08 @ 100
     5.500%, 01/01/10                                      1,000          1,098
   Health Facilities Authority RB,
     Hospital Sisters Services Project,
     Ser A, MBIA, Callable 06/01/08 @ 101
     5.250%, 06/01/12                                      1,000          1,065
   Metropolitan Pier & Exposition
     Authority RB, Illinois Dedicated
     State Tax Revenue, AMBAC
     5.125%, 06/01/13                                      1,200          1,271
   Metropolitan Pier & Exposition
     Authority RB, Illinois Dedicated
     State Tax Revenue, FGIC
     5.500%, 12/15/23                                        500            540

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Metropolitan Pier & Exposition
     Authority RB, Illinois Dedicated
     State Tax Revenue, FGIC, ETM
     5.500%, 12/15/23                                     $  500       $    554
   Regional Transportation Authority
     GO, FSA
     5.750%, 06/01/23                                      1,500          1,665
   Southern Illinois University RB,
     Medical Facilities System Project,
     MBIA, Callable 04/01/07 @ 102
     5.875%, 04/01/23                                      1,000          1,084
   Will County, Illinois Community
     School District GO, FSA
     5.230%, 11/01/12                                      2,000          1,379
                                                                       --------
                                                                         12,368
                                                                       --------
INDIANA (2.0%)
   Indianapolis, Public Improvement
     Authority RB, Ser A,
     Callable 01/01/10 @ 101
     6.000%, 01/01/25                                      1,000          1,098
   Transportation Finance Authority
     RB, Ser A, MBIA
     6.800%, 12/01/16                                      1,000          1,205
                                                                       --------
                                                                          2,303
                                                                       --------
KANSAS (0.9%)
   Burlington, Pollution Control
     Authority RB, Kansas Gas &
     Electric Project, MBIA,
     Callable 11/20/03 @ 101
     7.000%, 06/01/31                                      1,000          1,056
                                                                       --------
LOUISIANA (3.0%)
   New Orleans GO, FGIC
     5.500%, 12/01/17                                      1,000          1,117
   Public Facilities Authority RB,
     Franciscan Missionaries Project,
     Ser A, FSA
     5.500%, 07/01/11                                      2,115          2,349
                                                                       --------
                                                                          3,466
                                                                       --------
MASSACHUSETTS (5.8%)
   Massachusetts State GO, Ser B,
     Pre-refunded 06/01/10 @ 100
     6.000%, 06/01/16                                      1,000          1,148
   State Housing Finance Agency RB,
     Ser B, MBIA, Callable 06/01/08 @ 101
     5.300%, 12/01/17                                      1,000          1,023
   State Special Obligation RB,
     Consolidated Loan, Ser A,
     Callable 06/01/08 @ 101
     5.000%, 06/01/15                                         70             73

--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   State Special Obligation RB,
     Consolidated Loan, Ser A,
     Pre-refunded 06/01/08 @ 101
     5.000%, 06/01/15                                     $  930       $  1,006
   State Turnpike Authority RB,
     Ser A, ETM, FGIC
     5.125%, 01/01/23                                      2,000          2,121
   State Water Resources Authority RB,
     Ser D, MBIA, GOA
     6.000%, 08/01/14                                      1,060          1,232
                                                                       --------
                                                                          6,603
                                                                       --------
MICHIGAN (6.2%)
   Municipal Building Authority RB,
     Clean Water Authority Revenue
     5.000%, 10/01/09                                      2,500          2,737
   Parchment, School District GO, MBIA
     5.000%, 05/01/25                                      1,000          1,020
   State Building Authority RB,
     Facilities Program, Ser I, AMBAC
     5.500%, 10/01/05                                      1,000          1,058
   State Building Authority RB,
     Facilities Program, Ser II, MBIA
     5.000%, 10/15/23                                      1,000          1,015
   State Hospital Finance Authority RB,
     Genesys Health System Project,
     Ser A, Pre-refunded 10/01/05 @ 102
     8.100%, 10/01/13                                      1,175          1,306
                                                                       --------
                                                                          7,136
                                                                       --------
MISSISSIPPI (0.9%)
   Developing Bank RB, Capital Project
     & Equipment Acquisition,
     Ser A2, AMBAC
     5.000%, 07/01/24                                      1,000          1,017
                                                                       --------
NEVADA (4.3%)
   Clark County, Industrial Development
     Nevada Power RB, AMBAC,
     Callable 11/20/03 @ 102
     7.200%, 10/01/22                                      2,000          2,042
   Las Vegas, New Convention
     & Visitors Center RB, AMBAC,
     Callable 07/01/09 @ 101
     6.000%, 07/01/13                                      2,500          2,833
                                                                       --------
                                                                          4,875
                                                                       --------
NEW JERSEY (0.6%)
   New Jersey State, GO, Ser D
     6.000%, 02/15/11                                        150            172
   New Jersey State, Transportation
     System RB
     5.625%, 06/15/14                                        500            558
                                                                       --------
                                                                            730
                                                                       --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2004


TAX-EXEMPT BOND FUND--CONCLUDED

--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
NEW MEXICO (1.5%)
   Santa Fe County RB, Correctional
     Facilities Project
     6.000%, 02/01/27                                     $1,500       $  1,709
                                                                       --------
NEW YORK (5.9%)
   Nassau County, Comb Sewer
     Districts GO, Ser F, MBIA
     5.300%, 07/01/06                                        250            268
   New York City, Municipal
     Assistance Authority RB, Ser G
     6.000%, 07/01/07                                      1,800          1,998
   New York City, Municipal Water
     & Sewer Authority RB,
     Ser A, Pre-refunded 06/15/05 @ 101
     6.000%, 06/15/25                                        190            202
   New York City, Transitional
     Finance Authority RB, Ser A,
     Callable 11/01/11 @ 100
     5.500%, 11/01/26                                      2,000          2,231
   New York City, Transportation
     Authority RB, Livingston
     Plaza Project, ETM, FSA
     5.400%, 01/01/18                                      1,000          1,087
   New York State, Mortgage Agency RB,
     Homeowner Mortgage, Ser 80,
     Callable 03/01/09 @ 101
     5.100%, 10/01/17                                      1,000          1,009
                                                                       --------
                                                                          6,795
                                                                       --------
NORTH CAROLINA (3.8%)
   Charlotte, Water & Sewer Authority RB,
     Callable 06/01/10 @ 101
     5.125%, 06/01/13                                      1,000          1,077
   North Carolina State, Eastern Municipal
     Power Authority RB, Ser B,
     AMBAC, Callable 01/01/06 @ 102
     5.125%, 01/01/12                                      2,000          2,133
   North Carolina State, Eastern Municipal
     Power Authority RB, Ser B,
     MBIA, Callable 01/01/07 @ 102
     5.800%, 01/01/16                                      1,000          1,100
                                                                       --------
                                                                          4,310
                                                                       --------
OHIO (1.1%)
   Ohio State, Building Authority RB,
     Sports Building Project, Ser A
     5.500%, 04/01/12                                      1,095          1,210
                                                                       --------
OKLAHOMA (4.4%)
   Oklahoma City, Water Utilities
     Authority RB, Ser A,
     Callable 07/01/09 @ 100
     5.000%, 07/01/24                                      3,000          3,009

--------------------------------------------------------------------------------
                                                        FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
   Oklahoma State, Health Systems
     Industries Authority RB,
     Integris Baptist Project, Ser D,
     AMBAC, Callable 08/15/06 @ 102
     5.000%, 08/15/14                                     $2,000       $  2,092
                                                                       --------
                                                                          5,101
                                                                       --------
PENNSYLVANIA (8.6%)
   Allegheny County, Pittsburgh
     International Airport RB, Ser B,
     MBIA, Callable 01/01/08 @ 101
     5.000%, 01/01/17                                      2,000          2,037
   Derry Township, Industrial &
     Commercial Development RB,
     Arena Project, Ser A
     5.375%, 11/01/30                                      1,700          1,772
   Pennsylvania State, Higher Educational
     Facilities Authority RB,
     Saint Joseph's University,
     Callable 05/01/06 @ 100
     5.000%, 05/01/11                                      1,500          1,563
   Philadelphia, Authority for
     Industrial Development Lease
     Revenue RB, Ser B, FSA,
     Callable 10/01/11 @ 101
     5.500%, 10/01/12                                      1,500          1,677
   Philadelphia, Hospital
     & Higher Education
     Authority RB, Presbyterian
     Medical Center Project, ETM
     6.500%, 12/01/11                                      1,300          1,486
   Philadelphia, Water &
     Waste Water RB, FGIC
     10.000%, 06/15/05                                       700            766
   Philadelphia, Water &
     Waste Water RB, MBIA
     6.250%, 08/01/09                                        525            602
                                                                       --------
                                                                          9,903
                                                                       --------
RHODE ISLAND (1.1%)
   Rhode Island State, Depositors
     Economic Protection Authority RB,
     Special Obligation, Ser A, ETM
     6.375%, 08/01/22                                      1,000          1,206
                                                                       --------
SOUTH CAROLINA (1.9%)
   Piedmont, Municipal Power Agency
     Authority RB, South Carolina
     Electric Project, MBIA, ETM
     6.250%, 01/01/09                                      1,000          1,143
   Spartanburg County, School District
     GO, No. 007, SCSDE,
     Callable 03/01/17 @ 100
     5.000%, 03/01/18                                      1,000          1,058
                                                                       --------
                                                                          2,201
                                                                       --------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


--------------------------------------------------------------------------------
                                                         FACE AMOUNT
                                                           (000)     VALUE (000)
--------------------------------------------------------------------------------
TEXAS (8.7%)
   Duncanville Texas, Independent
     School District, GO, PSF-GTD,
     Callable 02/15/13 @ 100
     5.650%, 02/15/28                                     $1,350       $  1,431
   Fort Worth, Texas Water & Sewer RB,
     Callable 02/15/12 @ 100
     5.625%, 02/15/15                                      1,000          1,113
   Fort Worth, Texas Water & Sewer RB,
     Callable 08/15/10 @ 100
     5.750%, 02/15/14                                      2,000          2,237
   Harris County, Healthcare Facilities
     Development Authority RB,
     Christus Health Project, Ser A,
     MBIA, Callable 07/01/09 @ 101
     5.375%, 07/01/24                                      1,850          1,893
   Harris County, Healthcare Facilities
     Development Authority RB,
     Hermann Hospital Project,
     MBIA, Pre-refunded 10/01/04 @ 101
     6.375%, 10/01/24                                      1,000          1,032
   Houston, Water & Sewer Systems
     Authority RB, Junior Lien, Ser C,
     FGIC, Callable 12/01/07 @ 101
     5.375%, 12/01/27                                      1,140          1,186
   San Antonio, GO
     5.000%, 08/01/07                                        985          1,064
   San Antonio, GO, ETM
     5.000%, 08/01/07                                         15             16
                                                                       --------
                                                                          9,972
                                                                       --------
VIRGINIA (0.9%)
   Virginia State, College Building
     Authority RB, Ser A,
     Callable 09/01/11 @ 100
     5.000%, 09/01/26                                      1,000          1,007
                                                                       --------
WASHINGTON (2.8%)
   Central Puget Sound, Regional
     Transportation Authority RB,
     Sales Tax & Motor Project, FGIC
     5.250%, 02/01/21                                      1,000          1,069
   Clark County, School District
     No. 177 GO, AMBAC
     5.250%, 12/01/14                                      1,000          1,095
   Washington State GO, Ser B,
     Pre-refunded 05/01/04 @ 100
     5.750%, 05/01/10                                         20             20
   Washington State, Public Power
     Supply Systems RB, Ser A,
     MBIA, Callable 07/01/04 @ 102
     5.000%, 07/01/09                                      1,000          1,025
                                                                       --------
                                                                          3,209
                                                                       --------

--------------------------------------------------------------------------------
                                               FACE AMOUNT (000)/
                                                      SHARES         VALUE (000)
--------------------------------------------------------------------------------
WISCONSIN (1.0%)
   Milwaukee County GO, Ser A,
     MBIA, Callable 10/01/07 @ 100
     5.250%, 10/01/08                                     $1,000       $  1,097
                                                                       --------
Total Municipal Bonds
     (Cost $104,834)                                                    111,659
                                                                       --------
REGISTERED INVESTMENT COMPANY (1.1%)
   SEI Institutional Tax-Free Portfolio                1,291,412          1,291
                                                                       --------
Total Registered Investment Company
     (Cost $1,291)                                                        1,291
                                                                       --------
Total Investments (98.6%)
     (Cost $106,125)                                                    112,950
                                                                       --------
Other Assets and Liabilities, Net (1.4%)                                  1,649
                                                                       --------
Total Net Assets (100.0%)                                              $114,599
                                                                       ========
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments at value                                                $112,950
   Other assets                                                           2,094
                                                                       --------
Total Assets                                                            115,044
                                                                       --------
Liabilities
   Investment advisory fee payable                                           14
   Administration fee payable                                                 8
   Shareholder servicing fee payable                                         24
   Accrued expenses and other liabilities                                   399
                                                                       --------
Total Liabilities                                                           445
                                                                       --------
Total Net Assets                                                       $114,599
                                                                       ========
NET ASSETS CONSIST OF:
Portfolio Shares (unlimited authorization --
   no par value) based on 10,817,949
   outstanding shares of beneficial interest                           $107,428
Undistributed net investment income                                         161
Accumulated net realized gain on investments                                185
Net unrealized appreciation on investments                                6,825
                                                                       --------
Total Net Assets                                                       $114,599
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share                                                       $10.59
                                                                         ======
ETM -- ESCROWED TO MATURITY
GO -- GENERAL OBLIGATION
GOA -- GENERAL OBLIGATION OF AUTHORITY
PSF-GRD -- PERMANENT SCHOOL FUND - GUARANTEED
RB -- REVENUE BOND
SER -- SERIES
THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE, AS INDICATED.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GNMA -- GENERAL NATIONAL MORTGAGE ASSOCIATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
SCSDE -- SOUTH CAROLINA SCHOOL DISTRICT ENHANCEMENT

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
PITCAIRN FUNDS FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2004 (UNAUDITED)


                                                                                        DIVERSIFIED        SELECT        DIVERSIFIED
                                                                                           VALUE            VALUE            GROWTH
                                                                                           FUND             FUND              FUND
                                                                                        -----------       --------       -----------
INCOME:
   Dividends ...............................................................               $1,539          $   574           $  445
   Interest ................................................................                   --               --               --
   Securities Lending ......................................................                    3                1                1
   Less: Foreign Taxes Withheld ............................................                   --               --               --
                                                                                           ------          -------           ------
   Total Income ............................................................                1,542              575              446
                                                                                           ------          -------           ------
EXPENSES:
   Investment Advisory Fees ................................................                  513              208              347
   Shareholder Servicing Fees ..............................................                  183               74              124
   Administrative Fees .....................................................                   59               35               40
   Professional Fees .......................................................                   35               14               24
   Transfer Agent Fees .....................................................                   10               10               10
   Trustee Fees ............................................................                    7                3                5
   Custody Fees ............................................................                    6                3                4
   Registration Fees .......................................................                    4                2                3
   Printing Expense ........................................................                    3                1                1
   Insurance and Other Expenses ............................................                    8                3                6
                                                                                           ------          -------           ------
   Total Operating Expenses ................................................                  828              353              564
   Less: Investment Advisory Fees Waived ...................................                  (93)             (55)             (67)
                                                                                           ------          -------           ------
   Total Net Operating Expenses ............................................                  735              298              497
   Interest Expense(1) .....................................................                   --               --               --
                                                                                           ------          -------           ------
   Total Expenses ..........................................................                  735              298              497
                                                                                           ------          -------           ------
   Net Investment Income (Loss) ............................................                  807              277              (51)
                                                                                           ------          -------           ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments .................................                6,778            5,682            2,159
   Net Realized Loss on Foreign Currency Transactions ......................                   --               --               --
   Net Change in Unrealized Depreciation on Foreign Currency and Translation
     of Other Assets and Liabilities Denominated in Foreign Currency .......                   --               --               --
   Net Change in Unrealized Appreciation (Depreciation) on Investments .....                  313           (4,217)             180
                                                                                           ------          -------           ------
   Net Realized and Unrealized Gain (Loss) on Investments ..................                7,091            1,465            2,339
                                                                                           ------          -------           ------
   Net Increase in Net Assets from Operations ..............................               $7,898          $ 1,742           $2,288
                                                                                           ======          =======           ======

(1) See Note 10 in Notes to Financial Statements.
Amounts designated as "--" round to $0.

--------------------------------------------------------------------------------


                                                                                        SELECT         SMALL         FAMILY
                                                                                        GROWTH          CAP        HERITAGE[R]
                                                                                         FUND           FUND          FUND
                                                                                        ------        -------      -----------
INCOME:
   Dividends ...............................................................            $   60        $   330        $  424
   Interest ................................................................                --             --            --
   Securities Lending ......................................................                 1             20             4
   Less: Foreign Taxes Withheld ............................................                --             --            --
                                                                                        ------        -------        ------
   Total Income ............................................................                61            350           428
                                                                                        ------        -------        ------
EXPENSES:
   Investment Advisory Fees ................................................               243            324           342
   Shareholder Servicing Fees ..............................................                72            116            95
   Administrative Fees .....................................................                35             37            35
   Professional Fees .......................................................                15             22            18
   Transfer Agent Fees .....................................................                10             10            10
   Trustee Fees ............................................................                 3              5             4
   Custody Fees ............................................................                --              3             5
   Registration Fees .......................................................                 1              3             2
   Printing Expense ........................................................                 1              2             1
   Insurance and Other Expenses ............................................                 9              5             5
                                                                                        ------        -------        ------
   Total Operating Expenses ................................................               389            527           517
   Less: Investment Advisory Fees Waived ...................................               (59)           (43)          (55)
                                                                                        ------        -------        ------
   Total Net Operating Expenses ............................................               330            484           462
   Interest Expense(1) .....................................................                --             --            --
                                                                                        ------        -------        ------
   Total Expenses ..........................................................               330            484           462
                                                                                        ------        -------        ------
   Net Investment Income (Loss) ............................................              (269)          (134)          (34)
                                                                                        ------        -------        ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments .................................                 5          8,270          (568)
   Net Realized Loss on Foreign Currency Transactions ......................                --             --            --
   Net Change in Unrealized Depreciation on Foreign Currency and Translation
     of Other Assets and Liabilities Denominated in Foreign Currency .......                --             --            --
   Net Change in Unrealized Appreciation (Depreciation) on Investments .....             6,112         (2,725)        5,518
                                                                                        ------        -------        ------
   Net Realized and Unrealized Gain (Loss) on Investments ..................             6,117          5,545         4,950
                                                                                        ------        -------        ------
   Net Increase in Net Assets from Operations ..............................            $5,848        $ 5,411        $4,916
                                                                                        ======        =======        ======


                                                                                     INTERNATIONAL    TAXABLE       TAX-EXEMPT
                                                                                         EQUITY         BOND           BOND
                                                                                          FUND          FUND           FUND
                                                                                     -------------    -------       ----------
INCOME:
   Dividends ...............................................................            $ 1,076        $   --        $    --
   Interest ................................................................                 --         1,114          2,561
   Securities Lending ......................................................                 25             3             --
   Less: Foreign Taxes Withheld ............................................               (107)           --             --
                                                                                        -------        ------        -------
   Total Income ............................................................                994         1,117          2,561
                                                                                        -------        ------        -------
EXPENSES:
   Investment Advisory Fees ................................................                490            88            169
   Shareholder Servicing Fees ..............................................                129            55            141
   Administrative Fees .....................................................                 42            35             45
   Professional Fees .......................................................                 25            10             27
   Transfer Agent Fees .....................................................                 10            10              9
   Trustee Fees ............................................................                  5             2              6
   Custody Fees ............................................................                 67            --              4
   Registration Fees .......................................................                  3             1              4
   Printing Expense ........................................................                  2             1              2
   Insurance and Other Expenses ............................................                 14             2              6
                                                                                        -------        ------        -------
   Total Operating Expenses ................................................                787           204            413
   Less: Investment Advisory Fees Waived ...................................               (117)          (47)           (76)
                                                                                        -------        ------        -------
   Total Net Operating Expenses ............................................                670           157            337
   Interest Expense(1) .....................................................                 14            --             --
                                                                                        -------        ------        -------
   Total Expenses ..........................................................                684           157            337
                                                                                        -------        ------        -------
   Net Investment Income (Loss) ............................................                310           960          2,224
                                                                                        -------        ------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments .................................              7,998           632            185
   Net Realized Loss on Foreign Currency Transactions ......................                (31)           --             --
   Net Change in Unrealized Depreciation on Foreign Currency and Translation
     of Other Assets and Liabilities Denominated in Foreign Currency .......                 (8)           --             --
   Net Change in Unrealized Appreciation (Depreciation) on Investments .....              1,963          (986)        (1,710)
                                                                                        -------        ------        -------
   Net Realized and Unrealized Gain (Loss) on Investments ..................              9,922          (354)        (1,525)
                                                                                        -------        ------        -------
   Net Increase in Net Assets from Operations ..............................            $10,232        $  606        $   699
                                                                                        =======        ======        =======

(1) See Note 10 in Notes to Financial Statements.
Amounts designated as "--" round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
PITCAIRN FUNDS FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2004 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2003


                                                                                 DIVERSIFIED VALUE FUND
                                                                                ------------------------
                                                                                11/01/03-      11/01/02-
                                                                                04/30/04       10/31/03
                                                                                ---------      ---------
OPERATIONS:
   Net Investment Income (Loss) .............................................   $    807        $  1,659
   Net Realized Gain (Loss) on Investments and Securities Sold Short ........      6,778          (4,189)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ......        313          29,045
                                                                                --------        --------
     Increase in Net Assets from Operations .................................      7,898          26,515
                                                                                --------        --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ....................................................       (859)         (1,782)
   Net Realized Gains .......................................................         --              --
                                                                                --------        --------
   Total Dividends and Distributions ........................................       (859)         (1,782)
                                                                                --------        --------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued ............................................      4,173           6,443
     Proceeds from Shares Issued in Connection with Fund Reorganization(1) ..         --              --
     Reinvestment of Distributions ..........................................         80             168
     Cost of Shares Repurchased .............................................     (8,673)        (10,094)
                                                                                --------        --------
   Increase (Decrease) in Net Assets From Capital Transactions ..............     (4,420)         (3,483)
                                                                                --------        --------
     Total Increase in Net Assets ...........................................      2,619          21,250
                                                                                --------        --------
NET ASSETS:
   Beginning of Period ......................................................    143,641         122,391
                                                                                --------        --------
   End of Period(2) .........................................................   $146,260        $143,641
                                                                                ========        ========
SHARE TRANSACTIONS:
     Shares Issued ..........................................................        388             720
     Shares Issued in Connection with Fund Reorganization(1) ................         --              --
     Shares Issued in Lieu of Distributions .................................          8              19
     Shares Repurchased .....................................................       (814)         (1,148)
                                                                                    ----          ------
   Increase (Decrease) in Shares ............................................       (418)           (409)
                                                                                    ====          ======
(1) See Note 9 in Notes to Financial Statements.
(2) Including undistributed (distributions in excess of/accumulated net
    investment loss) net investment income ..................................   $    102        $    154
                                                                                ========        ========

Amounts designated as "--" round to $0.

--------------------------------------------------------------------------------


                                                                                   SELECT VALUE FUND       DIVERSIFIED GROWTH FUND
                                                                                -----------------------    -----------------------
                                                                                11/01/03-      11/01/02-   11/01/03-     11/01/02-
                                                                                04/30/04       10/31/03    04/30/04      10/31/03
                                                                                ---------      --------    ---------     ---------
OPERATIONS:
   Net Investment Income (Loss) .............................................    $   277        $   422    $    (51)     $     44
   Net Realized Gain (Loss) on Investments and Securities Sold Short ........      5,682         (1,877)      2,159       (11,325)
   Net Change in Unrealized Appreciation (Depreciation) on Investments ......     (4,217)        13,361         180        26,682
                                                                                 -------        -------    --------      --------
     Increase in Net Assets from Operations .................................      1,742         11,906       2,288        15,401
                                                                                 -------        -------    --------      --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ....................................................       (272)          (509)        (46)           --
   Net Realized Gains .......................................................         --             --          --            --
                                                                                 -------        -------    --------      --------
   Total Dividends and Distributions ........................................       (272)          (509)        (46)           --
                                                                                 -------        -------    --------      --------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued ............................................      2,868          6,080       7,086        17,450
     Proceeds from Shares Issued in Connection with Fund Reorganization(1) ..         --             --          --            --
     Reinvestment of Distributions ..........................................         47             90           5            --
     Cost of Shares Repurchased .............................................     (3,397)        (7,889)     (4,395)      (19,495)
                                                                                 -------        -------    --------      --------
   Increase (Decrease) in Net Assets From Capital Transactions ..............       (482)        (1,719)      2,696        (2,045)
                                                                                 -------        -------    --------      --------
     Total Increase in Net Assets ...........................................        988          9,678       4,938        13,356
                                                                                 -------        -------    --------      --------
NET ASSETS:
   Beginning of Period ......................................................     58,133         48,455      95,724        82,368
                                                                                 -------        -------    --------      --------
   End of Period(2) .........................................................    $59,121        $58,133    $100,662      $ 95,724
                                                                                 =======        =======    ========      ========
SHARE TRANSACTIONS:
     Shares Issued ..........................................................        266            685       1,295         3,773
     Shares Issued in Connection with Fund Reorganization(1) ................         --             --          --            --
     Shares Issued in Lieu of Distributions .................................          5             10           1            --
     Shares Repurchased .....................................................       (317)          (895)       (820)       (4,232)
                                                                                    ----           ----       -----        ------
   Increase (Decrease) in Shares ............................................        (46)          (200)        476          (459)
                                                                                    ====           ====       =====        ======
(1) See Note 9 in Notes to Financial Statements.
(2) Including undistributed (distributions in excess of/accumulated net
    investment loss) net investment income ..................................    $    34        $    29    $    (53)     $     44
                                                                                 =======        =======    ========      ========


                                                                                   SELECT GROWTH FUND          SMALL CAP FUND
                                                                                ------------------------   -----------------------
                                                                                11/01/03-      11/01/02-   11/01/03-     11/01/02-
                                                                                04/30/04       10/31/03    04/30/04      10/31/03
                                                                                ---------      ---------   ---------     ---------
OPERATIONS:
   Net Investment Income (Loss) .............................................    $  (269)       $  (294)    $  (134)     $    (94)
   Net Realized Gain (Loss) on Investments and Securities Sold Short ........          5         (6,078)      8,270        11,111
   Net Change in Unrealized Appreciation (Depreciation) on Investments ......      6,112         15,475      (2,725)       14,082
                                                                                 -------        -------     -------      --------
     Increase in Net Assets from Operations .................................      5,848          9,103       5,411        25,099
                                                                                 -------        -------     -------      --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ....................................................         --             --          (4)          (17)
   Net Realized Gains .......................................................         --             --          --            --
                                                                                 -------        -------     -------      --------
   Total Dividends and Distributions ........................................         --             --          (4)          (17)
                                                                                 -------        -------     -------      --------
CAPITAL TRANSACTIONS:
     Proceeds from Shares Issued ............................................     32,321          6,476       1,503         3,024
     Proceeds from Shares Issued in Connection with Fund Reorganization(1) ..         --             --          --        25,687
     Reinvestment of Distributions ..........................................         --             --           1             2
     Cost of Shares Repurchased .............................................     (2,512)        (4,519)     (4,830)      (16,371)
                                                                                 -------        -------     -------      --------
   Increase (Decrease) in Net Assets From Capital Transactions ..............     29,809          1,957      (3,326)       12,342
                                                                                 -------        -------     -------      --------
     Total Increase in Net Assets ...........................................     35,657         11,060       2,081        37,424
                                                                                 -------        -------     -------      --------
NET ASSETS:
   Beginning of Period ......................................................     43,878         32,818      87,520        50,096
                                                                                 -------        -------     -------      --------
   End of Period(2) .........................................................    $79,535        $43,878     $89,601      $ 87,520
                                                                                 =======        =======     =======      ========
SHARE TRANSACTIONS:
     Shares Issued ..........................................................      4,871          1,225         102           280
     Shares Issued in Connection with Fund Reorganization(1) ................         --             --          --         2,603
     Shares Issued in Lieu of Distributions .................................         --             --          --            --
     Shares Repurchased .....................................................       (389)          (882)       (326)       (1,610)
                                                                                   -----          -----        ----        ------
   Increase (Decrease) in Shares ............................................      4,482            343        (224)        1,273
                                                                                   =====          =====        ====        ======
(1) See Note 9 in Notes to Financial Statements.
(2) Including undistributed (distributions in excess of/accumulated net
    investment loss) net investment income ..................................    $  (269)       $    --     $  (138)     $     --
                                                                                 =======        =======     =======      ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
PITCAIRN FUNDS FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2004 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2003


                                                                                                FAMILY HERITAGE[R] FUND
                                                                                                ------------------------
                                                                                                11/01/03-      11/01/02-
                                                                                                04/30/04       10/31/03
                                                                                                ---------      ---------
OPERATIONS:
   Net Investment Income (Loss) .........................................................        $   (34)      $     39
   Net Realized Gain (Loss) on Investments ..............................................           (568)        (4,941)
   Net Realized Loss on Foreign Currency Transactions ...................................             --             --
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities Denominated in Foreign Currency ........             --             --
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..................          5,518         18,782
                                                                                                 -------       --------
   Increase in Net Assets from Operations ...............................................          4,916         13,880
                                                                                                 -------       --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ................................................................            (40)            --
   Net Realized Gains ...................................................................             --             --
                                                                                                 -------       --------
   Total Dividends and Distributions ....................................................            (40)            --
                                                                                                 -------       --------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from Shares Issued ........................................................          2,666          3,668
     Reinvestment of Distributions ......................................................              5             --
     Cost of Shares Repurchased .........................................................         (5,491)       (10,184)
                                                                                                 -------       --------
   Increase (Decrease) in Net Assets From Capital Share Transactions ....................         (2,820)        (6,516)
                                                                                                 -------       --------
     Total Increase (Decrease) in Net Assets ............................................          2,056          7,364
                                                                                                 -------       --------
NET ASSETS:
   Beginning of Period ..................................................................         73,490         66,126
                                                                                                 -------       --------
   End of Period(1) .....................................................................        $75,546       $ 73,490
                                                                                                 =======       ========
SHARE TRANSACTIONS:
     Shares Issued ......................................................................            296            490
     Shares Issued in Lieu of Cash Distributions ........................................              1             --
     Shares Repurchased .................................................................           (608)        (1,388)
                                                                                                    ----         ------
   Increase (Decrease) in Shares ........................................................           (311)          (898)
                                                                                                    ====         ======
(1) Including undistributed (distributions in excess of) net investment income ..........        $   (35)      $     39
                                                                                                 =======       ========

Amounts designated as "--" round to $0.

--------------------------------------------------------------------------------


                                                                                                INTERNATIONAL EQUITY FUND
                                                                                                -------------------------
                                                                                                11/01/03-       11/01/02-
                                                                                                04/30/04        10/31/03
                                                                                                ---------       ---------
OPERATIONS:
   Net Investment Income (Loss) .........................................................       $    310        $    956
   Net Realized Gain (Loss) on Investments ..............................................          7,998          (9,048)
   Net Realized Loss on Foreign Currency Transactions ...................................            (31)           (116)
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities Denominated in Foreign Currency ........             (8)             29
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..................          1,963          27,564
                                                                                                --------        --------
   Increase in Net Assets from Operations ...............................................         10,232          19,385
                                                                                                --------        --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ................................................................         (1,647)           (459)
   Net Realized Gains ...................................................................             --              --
                                                                                                --------        --------
   Total Dividends and Distributions ....................................................         (1,647)           (459)
                                                                                                --------        --------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from Shares Issued ........................................................         23,799          10,740
     Reinvestment of Distributions ......................................................            226              62
     Cost of Shares Repurchased .........................................................        (23,010)        (15,424)
                                                                                                --------        --------
   Increase (Decrease) in Net Assets From Capital Share Transactions ....................          1,015          (4,622)
                                                                                                --------        --------
     Total Increase (Decrease) in Net Assets ............................................          9,600          14,304
                                                                                                --------        --------
NET ASSETS:
   Beginning of Period ..................................................................         97,817          83,513
                                                                                                --------        --------
   End of Period(1) .....................................................................       $107,417        $ 97,817
                                                                                                ========        ========
SHARE TRANSACTIONS:
     Shares Issued ......................................................................          3,358           2,016
     Shares Issued in Lieu of Cash Distributions ........................................             34              12
     Shares Repurchased .................................................................         (3,375)         (2,869)
                                                                                                  ------          ------
   Increase (Decrease) in Shares ........................................................             17            (841)
                                                                                                  ======          ======
(1) Including undistributed (distributions in excess of) net investment income ..........       $   (470)       $    898
                                                                                                ========        ========


                                                                                                   TAXABLE BOND FUND
                                                                                                -----------------------
                                                                                                11/01/03-     11/01/02-
                                                                                                04/30/04      10/31/03
                                                                                                ---------     ---------
OPERATIONS:
   Net Investment Income (Loss) .........................................................        $   960       $ 1,859
   Net Realized Gain (Loss) on Investments ..............................................            632           234
   Net Realized Loss on Foreign Currency Transactions ...................................             --            --
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities Denominated in Foreign Currency ........             --            --
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..................           (986)          852
                                                                                                 -------       -------
   Increase in Net Assets from Operations ...............................................            606         2,945
                                                                                                 -------       -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ................................................................           (960)       (1,858)
   Net Realized Gains ...................................................................             --            --
                                                                                                 -------       -------
   Total Dividends and Distributions ....................................................           (960)       (1,858)
                                                                                                 -------       -------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from Shares Issued ........................................................          2,991        10,661
     Reinvestment of Distributions ......................................................            197           384
     Cost of Shares Repurchased .........................................................         (3,256)       (8,758)
                                                                                                 -------       -------
   Increase (Decrease) in Net Assets From Capital Share Transactions ....................            (68)        2,287
                                                                                                 -------       -------
     Total Increase (Decrease) in Net Assets ............................................           (422)        3,374
                                                                                                 -------       -------
NET ASSETS:
   Beginning of Period ..................................................................         43,432        40,058
                                                                                                 -------       -------
   End of Period(1) .....................................................................        $43,010       $43,432
                                                                                                 =======       =======
SHARE TRANSACTIONS:
     Shares Issued ......................................................................            278         1,003
     Shares Issued in Lieu of Cash Distributions ........................................             18            36
     Shares Repurchased .................................................................           (300)         (818)
                                                                                                    ----         -----
   Increase (Decrease) in Shares ........................................................             (4)          221
                                                                                                    ====         =====
(1) Including undistributed (distributions in excess of) net investment income ..........        $    --       $    --
                                                                                                 =======       =======


                                                                                                  TAX-EXEMPT BOND FUND
                                                                                                -----------------------
                                                                                                11/01/03-     11/01/02-
                                                                                                04/30/04      10/31/03
                                                                                                ---------     ---------
OPERATIONS:
   Net Investment Income (Loss) .........................................................        $  2,224      $  4,655
   Net Realized Gain (Loss) on Investments ..............................................             185           432
   Net Realized Loss on Foreign Currency Transactions ...................................              --            --
   Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities Denominated in Foreign Currency ........              --            --
   Net Change in Unrealized Appreciation (Depreciation) on Investments ..................          (1,710)          273
                                                                                                 --------      --------
   Increase in Net Assets from Operations ...............................................             699         5,360
                                                                                                 --------      --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income ................................................................          (2,204)       (4,623)
   Net Realized Gains ...................................................................            (432)         (294)
                                                                                                 --------      --------
   Total Dividends and Distributions ....................................................          (2,636)       (4,917)
                                                                                                 --------      --------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from Shares Issued ........................................................           9,716        11,201
     Reinvestment of Distributions ......................................................             199           174
     Cost of Shares Repurchased .........................................................          (4,849)      (16,253)
                                                                                                 --------      --------
   Increase (Decrease) in Net Assets From Capital Share Transactions ....................           5,066        (4,878)
                                                                                                 --------      --------
     Total Increase (Decrease) in Net Assets ............................................           3,129        (4,435)
                                                                                                 --------      --------
NET ASSETS:
   Beginning of Period ..................................................................         111,470       115,905
                                                                                                 --------      --------
   End of Period(1) .....................................................................        $114,599      $111,470
                                                                                                 ========      ========
SHARE TRANSACTIONS:
     Shares Issued ......................................................................             894         1,034
     Shares Issued in Lieu of Cash Distributions ........................................              19            15
     Shares Repurchased .................................................................            (447)       (1,516)
                                                                                                     ----        ------
   Increase (Decrease) in Shares ........................................................             466          (467)
                                                                                                     ====        ======
(1) Including undistributed (distributions in excess of) net investment income ..........        $    161      $    141
                                                                                                 ========      ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                DIVERSIFIED VALUE FUND
                                                       --------------------------------------------------------------------------
                                                           For the
                                                       Six Month Period     For the       For the        For the        For the
                                                        Ended 04/30/04    Year Ended    Year Ended     Year Ended    Period Ended
                                                          (Unaudited)      10/31/03      10/31/02       10/31/01      10/31/00(1)
                                                       ----------------   ----------    ----------     ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................    $  10.26        $   8.50      $   9.19       $  10.52       $  10.00
                                                           --------        --------      --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income ..............................        0.06            0.12          0.10           0.09           0.01(2)
   Net Realized and Unrealized Gains (Losses)
     on Investments ...................................        0.51            1.77         (0.69)         (1.33)          0.51(2)
                                                           --------        --------      --------       --------       --------
     Total from Investment Operations .................        0.57            1.89         (0.59)         (1.24)          0.52
                                                           --------        --------      --------       --------       --------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income ...............       (0.06)          (0.13)        (0.10)         (0.09)            --
   Distributions from Realized Gains ..................          --              --            --             --             --
                                                           --------        --------      --------       --------       --------
     Total Dividends and Distributions ................       (0.06)          (0.13)        (0.10)         (0.09)            --
                                                           --------        --------      --------       --------       --------
NET ASSET VALUE, END OF PERIOD ........................    $  10.77        $  10.26      $   8.50       $   9.19       $  10.52
                                                           ========        ========      ========       ========       ========

TOTAL RETURN+ .........................................        5.58%          22.43%        (6.43)%       (11.87)%         5.24%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...............    $146,260        $143,641      $122,391       $139,767       $165,823
   Ratio of Expenses to Average Net Assets ............        1.00%*          1.01%         1.02%          1.00%          1.00%*
   Ratio of Net Investment Income to Average
     Net Assets .......................................        1.10%*          1.32%         1.17%          0.92%          0.73%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets .......................................        1.13%*          1.14%         1.13%          1.16%          1.22%*
   Portfolio Turnover Rate ............................          22%             59%           26%            48%            12%


 +  Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder may pay on fund distributions or redemption of fund shares.
 *  Annualized
(1) Commenced operations on August 4, 2000.
(2) Per share net investment income and net realized and unrealized gain calculated using average shares.
Amounts designated as "--" round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


                                                                                   SELECT VALUE FUND
                                                       --------------------------------------------------------------------------
                                                           For the
                                                       Six Month Period     For the        For the       For the        For the
                                                        Ended 04/30/04    Year Ended     Year Ended    Year Ended    Period Ended
                                                          (Unaudited)      10/31/03       10/31/02      10/31/01      10/31/00(1)
                                                       ----------------   ----------     ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................     $ 10.38         $  8.36        $ 10.01       $ 10.96        $ 10.00
                                                            -------         -------        -------       -------        -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income ..............................        0.05            0.08           0.09          0.09           0.02
   Net Realized and Unrealized Gains (Losses)
     on Investments ...................................        0.27            2.03          (1.65)        (0.95)          0.95
                                                            -------         -------        -------       -------        -------
     Total from Investment Operations .................        0.32            2.11          (1.56)        (0.86)          0.97
                                                            -------         -------        -------       -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income ...............       (0.05)          (0.09)         (0.09)        (0.09)         (0.01)
   Distributions from Realized Gains ..................          --              --             --            --             --
                                                            -------         -------        -------       -------        -------
     Total Dividends and Distributions ................       (0.05)          (0.09)         (0.09)        (0.09)         (0.01)
                                                            -------         -------        -------       -------        -------
NET ASSET VALUE, END OF PERIOD ........................     $ 10.65         $ 10.38        $  8.36       $ 10.01        $ 10.96
                                                            =======         =======        =======       =======        =======

TOTAL RETURN+ .........................................        3.07%          25.48%        (15.77)%       (7.90)%         9.70%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...............     $59,121         $58,133        $48,455       $60,986        $62,392
   Ratio of Expenses to Average Net Assets ............        1.00%*          1.02%          1.02%         1.00%          1.00%*
   Ratio of Net Investment Income to Average
     Net Assets .......................................        0.93%*          0.86%          0.92%         0.85%          0.95%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets .......................................        1.18%*          1.23%          1.19%         1.19%          1.33%*
   Portfolio Turnover Rate ............................          52%            104%           110%          104%            27%


 +  Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder may pay on fund distributions or redemption of fund shares.
 *  Annualized
(1) Commenced operations on August 11, 2000. Amounts designated as "--" round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                DIVERSIFIED GROWTH FUND
                                                       --------------------------------------------------------------------------
                                                           For the
                                                       Six Month Period    For the        For the       For the        For the
                                                        Ended 04/30/04   Year Ended     Year Ended    Year Ended    Period Ended
                                                          (Unaudited)     10/31/03       10/31/02      10/31/01      10/31/00(1)
                                                       ----------------  ----------     ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................    $   5.25        $  4.40        $  5.66      $   9.18       $  10.00
                                                           --------        -------        -------      --------       --------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) .......................       (0.01)            --          (0.01)        (0.03)         (0.01)
   Net Realized and Unrealized Gains (Losses)
     on Investments ...................................        0.14           0.85          (1.25)        (3.49)         (0.81)
                                                           --------        -------        -------      --------       --------
     Total from Investment Operations .................        0.13           0.85          (1.26)        (3.52)         (0.82)
                                                           --------        -------        -------      --------       --------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income ...............          --(2)          --             --            --             --
   Distributions from Realized Gains ..................          --             --             --            --             --
                                                           --------        -------        -------      --------       --------
     Total Dividends and Distributions ................          --             --             --            --             --
                                                           --------        -------        -------      --------       --------
NET ASSET VALUE, END OF PERIOD ........................    $   5.38        $  5.25        $  4.40      $   5.66       $   9.18
                                                           ========        =======        =======      ========       ========

TOTAL RETURN+ .........................................        2.52%         19.32%        (22.26)%      (38.34)%        (8.20)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...............    $100,662        $95,724        $82,368      $107,141       $174,960
   Ratio of Expenses to Average Net Assets ............        1.00%*         1.01%          1.01%         1.00%          1.00%*
   Ratio of Net Investment Income (Loss) to Average
     Net Assets .......................................       (0.10)%*        0.05%         (0.15)%       (0.44)%        (0.68)%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets .......................................        1.14%*         1.16%          1.14%         1.17%          1.22%*
   Portfolio Turnover Rate ............................          24%            70%            35%           37%             6%


 +  Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder may pay on fund distributions or redemption of fund shares.
 *  Annualized
(1) Commenced operations on August 4, 2000.
(2) Amount represents less than $0.01 per share.
Amounts designated as "--" round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


                                                                                  SELECT GROWTH FUND
                                                       -------------------------------------------------------------------------
                                                           For the
                                                       Six Month Period    For the        For the       For the        For the
                                                        Ended 04/30/04   Year Ended     Year Ended    Year Ended    Period Ended
                                                          (Unaudited)     10/31/03       10/31/02      10/31/01      10/31/00(1)
                                                       ----------------  ----------     ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................     $  6.13        $  4.81        $  5.55       $  9.02        $ 10.00
                                                            -------        -------        -------       -------        -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Loss ................................       (0.03)(2)      (0.04)(2)      (0.04)        (0.04)         (0.01)
   Net Realized and Unrealized Gains (Losses)
     on Investments ...................................        0.73(2)        1.36(2)       (0.70)        (3.43)         (0.97)
                                                            -------        -------        -------       -------        -------
     Total from Investment Operations .................        0.70           1.32          (0.74)        (3.47)         (0.98)
                                                            -------        -------        -------       -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income ...............          --             --             --            --             --
   Distributions from Realized Gains ..................          --             --             --            --             --
                                                            -------        -------        -------       -------        -------
     Total Dividends and Distributions ................          --             --             --            --             --
                                                            -------        -------        -------       -------        -------
NET ASSET VALUE, END OF PERIOD ........................     $  6.83        $  6.13        $  4.81       $  5.55        $  9.02
                                                            =======        =======        =======       =======        =======

TOTAL RETURN+ .........................................       11.42%         27.44%        (13.33)%      (38.44)%        (9.80)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...............     $79,535        $43,878        $32,818       $39,326        $54,794
   Ratio of Expenses to Average Net Assets ............        1.15%*         1.17%          1.16%         1.15%          1.15%*
   Ratio of Net Investment Loss to Average
     Net Assets .......................................       (0.94)%*       (0.81)%        (0.69)%       (0.63)%        (0.61)%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets .......................................        1.36%*         1.45%          1.43%         1.43%          1.50%*
   Portfolio Turnover Rate ............................           3%            28%            24%           37%            13%


 +  Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder may pay on fund distributions or redemption of fund shares.
 *  Annualized
(1) Commenced operations on August 11, 2000.
(2) Per share net investment income and net realized and unrealized gain calculated using average shares.
Amounts designated as "--" round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                    SMALL CAP FUND
                                                       -------------------------------------------------------------------------
                                                           For the
                                                       Six Month Period    For the        For the       For the        For the
                                                        Ended 04/30/04   Year Ended     Year Ended    Year Ended    Period Ended
                                                          (Unaudited)     10/31/03       10/31/02      10/31/01      10/31/00(1)
                                                       ----------------  ----------     ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 13.78        $  9.87        $ 10.67       $ 10.18        $ 10.00
                                                            -------        -------        -------       -------        -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) .......................       (0.02)(2)         --(2)        0.07          0.10           0.02
   Net Realized and Unrealized Gains (Losses)
     on Investments ...................................        0.86(2)        3.91(2)       (0.78)         0.49           0.16
                                                            -------        -------        -------       -------        -------
     Total from Investment Operations .................        0.84           3.91          (0.71)         0.59           0.18
                                                            -------        -------        -------       -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income ...............          --(3)          --(3)       (0.09)        (0.10)            --
   Distributions from Realized Gains ..................          --             --             --            --             --
                                                            -------        -------        -------       -------        -------
     Total Dividends and Distributions ................          --             --          (0.09)        (0.10)            --
                                                            -------        -------        -------       -------        -------
NET ASSET VALUE, END OF PERIOD ........................     $ 14.62        $ 13.78        $  9.87       $ 10.67        $ 10.18
                                                            =======        =======        =======       =======        =======

TOTAL RETURN+ .........................................        6.10%         39.65%         (6.78)%        5.80%          1.80%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...............     $89,601        $87,520        $50,096       $62,227        $67,651
   Ratio of Expenses to Average Net Assets ............        1.05%*         1.20%          1.28%         1.16%          1.22%*
   Ratio of Expenses (Excluding Interest Expense)
     to Average Net Assets ............................        1.05%*         1.10%          1.19%         1.00%          1.00%*
   Ratio of Net Investment Income (Loss) to Average
     Net Assets .......................................       (0.29)%*       (0.04)%         0.58%         0.93%          1.11%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets .......................................        1.14%*         1.17%          1.38%         1.19%          1.33%*
   Portfolio Turnover Rate ............................          43%           149%            93%           96%            10%


 +  Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder may pay on fund distributions or redemption of fund shares.
 *  Annualized
(1) Commenced operations on August 25, 2000.
(2) Per share net investment income and net realized and unrealized gain calculated using average shares.
(3) Amount represents less than a $0.01 per share.
Amounts designated as "--" round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


                                                                                FAMILY HERITAGE[R] FUND
                                                       -------------------------------------------------------------------------
                                                           For the
                                                       Six Month Period    For the        For the       For the        For the
                                                        Ended 04/30/04   Year Ended     Year Ended    Year Ended    Period Ended
                                                          (Unaudited)     10/31/03       10/31/02      10/31/01      10/31/00(1)
                                                       ----------------  ----------     ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................     $  8.55        $  6.97        $  7.82       $  9.87        $ 10.00
                                                            -------        -------        -------       -------        -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) .......................       (0.01)            --          (0.01)        (0.02)         (0.01)
   Net Realized and Unrealized Gains (Losses)
     on Investments ...................................        0.58           1.58          (0.84)        (2.03)         (0.12)
                                                            -------        -------        -------       -------        -------
     Total from Investment Operations .................        0.57           1.58          (0.85)        (2.05)         (0.13)
                                                            -------        -------        -------       -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income ...............          --(2)          --             --            --             --
   Distributions from Realized Gains ..................          --             --             --            --             --
                                                            -------        -------        -------       -------        -------
     Total Dividends and Distributions ................          --             --             --            --             --
                                                            -------        -------        -------       -------        -------
NET ASSET VALUE, END OF PERIOD ........................     $  9.12        $  8.55        $  6.97       $  7.82        $  9.87
                                                            =======        =======        =======       =======        =======

TOTAL RETURN+ .........................................        6.72%         22.67%        (10.87)%     (20.77)%         (1.30)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...............     $75,546        $73,490        $66,126       $77,295        $98,420
   Ratio of Expenses to Average Net Assets ............        1.21%*         1.23%          1.27%         1.20%          1.20%*
   Ratio of Net Investment Income (Loss) to Average
     Net Assets .......................................       (0.08)%*        0.06%         (0.18)%       (0.19)%        (0.29)%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets .......................................        1.36%*         1.38%          1.36%         1.37%          1.44%*
   Portfolio Turnover Rate ............................           5%            12%            24%           37%             1%


 +  Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder may pay on fund distributions or redemption of fund shares.
 *  Annualized
(1) Commenced operations on August 4, 2000.
(2) Amount represents less than $0.01 per share.
Amounts designated as "--" round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                               INTERNATIONAL EQUITY FUND
                                                       -------------------------------------------------------------------------
                                                            For the
                                                       Six Month Period    For the        For the       For the        For the
                                                        Ended 04/30/04   Year Ended     Year Ended    Year Ended    Period Ended
                                                          (Unaudited)     10/31/03       10/31/02      10/31/01      10/31/00(1)
                                                       ----------------  ----------     ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................    $   6.47        $  5.23        $  6.19      $   9.28       $  10.00
                                                           --------        -------        -------      --------       --------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income (Loss) .......................        0.03           0.06           0.04          0.01          (0.01)
   Net Realized and Unrealized Gains (Losses)
     on Investments ...................................        0.71           1.21          (0.94)        (3.05)         (0.71)
                                                           --------        -------        -------      --------       --------
     Total from Investment Operations .................        0.74           1.27          (0.90)        (3.04)         (0.72)
                                                           --------        -------        -------      --------       --------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income ...............       (0.11)         (0.03)         (0.06)        (0.02)            --
   Distributions from Realized Gains ..................          --             --             --         (0.03)            --
                                                           --------        -------        -------      --------       --------
     Total Dividends and Distributions ................       (0.11)         (0.03)         (0.06)        (0.05)            --
                                                           --------        -------        -------      --------       --------
NET ASSET VALUE, END OF PERIOD ........................    $   7.10        $  6.47        $  5.23      $   6.19       $   9.28
                                                           ========        =======        =======      ========       ========

TOTAL RETURN+ .........................................       11.55%         24.40%        (14.68)%      (32.91)%        (7.20)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...............    $107,417        $97,817        $83,513      $108,777       $175,029
   Ratio of Expenses to Average Net Assets ............        1.33%*         1.30%          1.32%         1.25%          1.25%*
   Ratio of Expenses (Excluding Interest Expense)
     to Average Net Assets ............................        1.30%*         1.30%          1.32%         1.25%          1.25%
   Ratio of Net Investment Income (Loss) to Average
     Net Assets .......................................        0.60%*         1.15%          0.63%         0.16%         (0.37)%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets .......................................        1.52%*         1.60%          1.48%         1.45%          1.53%*
   Portfolio Turnover Rate ............................          35%           128%            69%           44%            10%


 +  Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder may pay on fund distributions or redemption of fund shares.
 *  Annualized
(1) Commenced operations on August 4, 2000.
Amounts designated as "--" round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


                                                                                   TAXABLE BOND FUND
                                                       -------------------------------------------------------------------------
                                                            For the
                                                       Six Month Period    For the        For the        For the       For the
                                                        Ended 04/30/04   Year Ended     Year Ended     Year Ended   Period Ended
                                                          (Unaudited)     10/31/03       10/31/02       10/31/01     10/31/00(1)
                                                       ----------------  ----------     ----------     ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................     $ 10.73        $ 10.47        $ 10.98       $ 10.09        $ 10.00
                                                            -------        -------        -------       -------        -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income ..............................        0.24           0.51           0.56          0.59           0.15
   Net Realized and Unrealized Gains (Losses)
     on Investments ...................................       (0.09)          0.26          (0.42)         0.90           0.09
                                                            -------        -------        -------       -------        -------
     Total from Investment Operations .................        0.15           0.77           0.14          1.49           0.24
                                                            -------        -------        -------       -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income ...............       (0.24)         (0.51)         (0.56)        (0.60)         (0.15)
   Distributions from Realized Gains ..................          --             --          (0.09)           --             --
                                                            -------        -------        -------       -------        -------
     Total Dividends and Distributions ................       (0.24)         (0.51)         (0.65)        (0.60)         (0.15)
                                                            -------        -------        -------       -------        -------
NET ASSET VALUE, END OF PERIOD ........................     $ 10.64        $ 10.73        $ 10.47       $ 10.98        $ 10.09
                                                            =======        =======        =======       =======        =======

TOTAL RETURN+ .........................................        1.34%          7.44%          1.46%        15.19%          2.36%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...............     $43,010        $43,432        $40,058       $35,562        $37,212
   Ratio of Expenses to Average Net Assets ............        0.71%*         0.73%          0.78%         0.70%          0.70%*
   Ratio of Net Investment Income to Average
     Net Assets .......................................        4.37%*         4.74%          5.35%         5.63%          6.51%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets .......................................        0.93%*         0.97%          0.98%         0.99%          1.10%*
   Portfolio Turnover Rate ............................          15%            24%            58%           54%             7%


 +  Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder may pay on fund distributions or redemption of fund shares.
 *  Annualized
(1) Commenced operations on August 4, 2000.
Amounts designated as "--" round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                 TAX-EXEMPT BOND FUND
                                                       -------------------------------------------------------------------------
                                                            For the
                                                       Six Month Period    For the       For the        For the        For the
                                                        Ended 04/30/04   Year Ended    Year Ended     Year Ended    Period Ended
                                                          (Unaudited)     10/31/03      10/31/02       10/31/01      10/31/00(1)
                                                       ----------------  ----------    ----------     ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................    $  10.77       $  10.71      $  10.60       $  10.04        $ 10.00
                                                           --------       --------      --------       --------        -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income ..............................        0.22           0.44          0.44           0.45           0.10
   Net Realized and Unrealized Gains (Losses)
     on Investments ...................................       (0.15)          0.09          0.12           0.57           0.04
                                                           --------       --------      --------       --------        -------
     Total from Investment Operations .................        0.07           0.53          0.56           1.02           0.14
                                                           --------       --------      --------       --------        -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income ...............       (0.21)         (0.44)        (0.44)         (0.46)         (0.10)
   Distributions from Realized Gains ..................       (0.04)         (0.03)        (0.01)            --             --
                                                           --------       --------      --------       --------        -------
     Total Dividends and Distributions ................       (0.25)         (0.47)        (0.45)         (0.46)         (0.10)
                                                           --------       --------      --------       --------        -------
NET ASSET VALUE, END OF PERIOD ........................    $  10.59       $  10.77      $  10.71       $  10.60        $ 10.04
                                                           ========       ========      ========       ========        =======

TOTAL RETURN+ .........................................        0.65%          4.96%         5.41%         10.30%          1.43%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (in 000's) ...............    $114,599       $111,470      $115,905       $113,071        $99,187
   Ratio of Expenses to Average Net Assets ............        0.60%*         0.60%         0.60%          0.60%          0.60%*
   Ratio of Net Investment Income to Average
     Net Assets .......................................        3.96%*         4.06%         4.19%          4.35%          4.88%*
   Ratio of Expenses Before Fee Waivers to Average
     Net Assets .......................................        0.73%*         0.74%         0.74%          0.77%          0.86%*
   Portfolio Turnover Rate ............................           7%            14%           14%            23%            10%


 +  Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder may pay on fund distributions or redemption of fund shares.
 *  Annualized
(1) Commenced operations on August 11, 2000.
Amounts designated as "--" round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2004                                       (UNAUDITED)


1. Organization

Pitcairn Funds (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust was established as a Delaware business trust on March 24, 2000. Nine series of shares (each "a Fund" and collectively "the Funds") have been established under the Trust's Declaration of Trust. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of each Fund. Pitcairn Funds include Diversified Value Fund, Select Value Fund, Diversified Growth Fund, Select Growth Fund, Small Cap Fund, Family Heritage[R] Fund, International Equity Fund, (the "Equity Funds"), Taxable Bond Fund and Tax-Exempt Bond Fund (the "Bond Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange, including foreign securities, are stated at the last quoted sales price at the end of regular trading, if readily available for such securities on each business day (or at approximately 4:00 p.m. ET if a securities principal exchange is normally open at that time). Equity securities traded on NASDAQ national market system are stated at the NASDAQ official closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent bid price determined by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other electronic data processing techniques. Debt obligations with sixty days or less until maturity may be valued at their amortized cost. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Trustees. The International Equity Fund employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to apply fair valuation procedures under the direction of the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income and dividend expense for securities sold short are recognized on the ex-dividend date, and interest income is accrued when earned. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with a master repurchase agreement facility, the Funds may invest in repurchase agreements secured by government securities. Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral be sufficient to cover principal and interest in the event of default by the counterparty.

     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited. At April 30, 2004, there were no repurchase agreements held by any of the Funds.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

         (1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

         (2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Fund may enter into forward foreign currency contracts as hedges against specific transactions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Equity Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts

--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2004



     held at the close of the year are recognized as ordinary income or loss for federal tax purposes. As of April 30, 2004, the International Equity Fund had the following foreign currency contracts outstanding:

                                           IN           UNREALIZED
     SETTLEMENT         CONTRACTS TO    EXCHANGE       APPRECIATION
     DATE             DELIVER/RECEIVE     FOR         (DEPRECIATION)
     ----------       ---------------   --------      --------------

     FOREIGN CURRENCY PURCHASES:
     05/03/04    EU         104,555     $124,107          $ 1,077
     05/03/04    JP      20,272,464      187,188           (3,677)
     05/04/04    AU          18,858       13,634              (15)
     05/03/04    CA          56,525       41,229               (6)
     05/03/04    CH          12,609        9,748              (14)
     05/03/04    HK         132,439       16,983               (2)
     05/04/04    SK         121,102       15,888              (43)
                                                          -------
                                                           (2,680)
                                                          -------
     FOREIGN CURRENCY SALES:
     05/03/04    EU         362,935      430,828           (3,740)
     05/03/04    NZ          18,861       11,713              (90)
     05/04/04    CH          50,183       38,677              (63)
                                                          -------
                                                           (3,893)
                                                          -------
                                                          $(6,573)
                                                          =======
     CURRENCY LEGEND
     AU  Australian Dollar       EU  Euro
     CA  Canadian Dollar         JP  Japanese Yen
     CH  Swiss Franc             NZ  New Zealand Dollar
     HK  Hong Kong Dollar        SK  Swedish Krone

     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

     FOREIGN WITHHOLDING TAXES -- A Fund may be subject to taxes imposed by countries in which it invests with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned. A Fund accrues such taxes when the related income is earned.

     DIVIDENDS AND DISTRIBUTIONS -- Generally, the Equity Funds declare and pay dividends quarterly, although the Diversified Growth, Select Growth and International Equity Funds currently distribute income annually. The Fixed Income Funds generally declare dividends daily and distribute them monthly. Each Fund makes distributions of realized capital gains, if any, at least annually.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased upon settlement. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and, where applicable, begin earning interest on the settlement date.

3. Investment Advisory, Administration, Shareholder Services and Distribution Agreements

Pitcairn Investment Management (the "Adviser"), a division of Pitcairn Trust Company ("PTC"), serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated August 4, 2000 (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. In the interest of limiting expenses of the Funds, the Adviser entered into an expense limitation agreement with the Trust (the "Expense Limitation Agreement"), pursuant to which it had agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds were limited to a specified percentage of the average daily net assets of each Fund, through the fiscal year ended October 31, 2003. This limitation was net of securities lending revenue, if any, and exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses.

Effective November 1, 2003, upon expiration of the prior Expense Limitation Agreement, the Adviser agreed to voluntarily waive or limit its fees and to assume other expenses of the Funds consistent with the terms of that Expense Limitation Agreement. The Adviser may discontinue or change all or part of this waiver at any time.

Each Fund may at a later date reimburse the Adviser for the fees waived or limited and other expenses assumed and paid by the Adviser pursuant to the Expense Limitation Agreement during any of the previous two fiscal years, provided that the Fund has reached sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated in the following table, and the Adviser remains the investment adviser to the Fund. Consequently, no reimbursement by the Fund will be made unless the Fund's assets exceed $10 million; the Fund's total annual operating expense ratio is less than the percentage stated in the following chart; and the payment of such reimbursement has been approved by the Trust's Board of Trustees. The advisory fee, expense limitations, and amounts which are subject to recapture through October 31, 2006, are as follows:

                                                   FEES SUBJECT TO RECAPTURE
                                               ---------------------------------
                              ADVISORY  EXPENSE   THROUGH    THROUGH    THROUGH
FUND                            FEE       CAP     10/31/04   10/31/05   10/31/06
-----                         --------  -------   --------   --------   --------
Diversified Value Fund .......  0.70%    1.00%    $154,726   $165,747   $92,329
Select Value Fund ............  0.70     1.00       98,360    106,492    54,389
Diversified Growth Fund ......  0.70     1.00      124,045    125,125    66,479
Select Growth Fund ...........  0.85     1.15      105,478    102,912    59.211
Small Cap Fund ...............  0.70     1.00       57,892     52,670    42,835
Family Heritage[R] Fund ......  0.90     1.20       68,740    100,922    54,157
International Equity Fund ....  0.95     1.25      161,088    254,090   116,529
Taxable Bond Fund ............  0.40     0.70       74,230     97,083    47,150
Tax-Exempt Bond Fund .........  0.30     0.60      157,408    159,640    75,585

While Pitcairn Investment Management serves as the overall investment adviser to the Funds, it has engaged specialty portfolio managers to make investment decisions for all or a

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


portion of certain Funds. The Adviser has engaged Oechsle International Advisors, LLC, The Boston Company Asset Management, LLC and Brandywine Asset Management, LLC to serve as the portfolio managers to the International Equity Fund and Sands Capital Management, Inc. to serve as the portfolio manager for the Select Growth Fund. The Adviser is responsible for payment of sub-advisory fees to each of the portfolio managers.

For their services as portfolio managers to the International Equity Fund, Oechsle International Advisors, LLC, The Boston Company Asset Management, LLC and Brandywine Asset Management, LLC ("Brandywine") receive a fee from the Adviser, which is calculated based on the respective average daily net assets managed by each, that aggregated $206,417 for the six month period ended April 30, 2004. In addition to the base fee, the Adviser will pay to Brandywine (or deduct from future payments) an amount based on the performance of the assets in its Portfolio relative to the performance of the Fund's benchmark over the same period of time (following a transition period). This performance-based arrangement is a "fulcrum fee", such that the total amount of compensation ranges from a minimum and maximum percent of average daily net assets with the base fee at the midpoint. The base fee is paid where performance of the Brandywine portfolio equals that of the Fund's benchmark. For purposes of calculating the performance fee to Brandywine, total returns are computed over a rolling 12-month period.

For its services as portfolio manager to the Select Growth Fund, Sands Capital Management, Inc. ("Sands") receives a monthly fee from the Adviser, which is calculated daily based upon a specified annual rate of the Fund's average daily net assets. For the six month period ended April 30, 2004, the Adviser paid Sands $114,407 for its services as portfolio manager to the Fund.

The Trust and SEI Investments Global Funds Services (the "Administrator"), have entered into an Administration Agreement (the "Administration Agreement") dated August 1, 2000. Under the terms of the Administration Agreement, the Administrator receives a fee calculated daily and paid monthly at an annual rate of 0.08% of the average daily net assets of each Fund, subject to certain minimum annual fees.

The Board of Trustees of the Trust has adopted a Shareholder Services Plan (the "Plan") for the purpose of paying for shareholder servicing activities. Pursuant to the Plan, each Fund is authorized to pay to any Authorized Service Provider, which may include PTC or its affiliates, as compensation for service activities rendered by the Authorized Service Provider to shareholders of a Fund, a shareholder service fee up to the rate of 0.25% on an annual basis of the average daily net assets serviced by the Authorized Service Provider. Such fee is calculated daily and paid monthly or at such other intervals as the Board shall determine. Pursuant to the Plan, the Board of Trustees of the Trust has adopted a Shareholder Services Agreement whereby PTC provides shareholder services. Pursuant to this agreement, PTC has received the aforementioned fee.

The Select Growth Fund has entered into agreements with several intermediaries, including but not limited to Charles Schwab & Co. and Fidelity Investments, whereby shares of that Fund are available for sale to clients of selected financial intermediaries. The Select Growth Fund is authorized to pay these intermediaries fees agreed upon with the particular service provider, up to a maximum of 0.25% of the average daily net asset value of the shares of the Fund held of record by such intermediary. To the extent the Fund pays amounts that are less than 0.25% of the average daily net asset value of such shares to an intermediary, the Fund (and thus all shareholders) pays shareholder service fees in an amount that reflects the blended rates for all Fund shares.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. The Distributor receives no fees for its distribution services under this agreement.

4. Transactions with Affiliates

Certain Trustees and officers of the Funds are also Directors and officers of the Adviser, Administrator and/or Distributor. These Trustees and officers of the Funds are paid no fees by the Funds for serving as either a Trustee or an officer of the Funds.

As of April 30, 2004, PTC, in its fiduciary and/or custodian capacity for trusts and other accounts holding Fund shares, is the record owner of all the outstanding shares of each Fund, and has or shares power to vote or dispose of these shares. In most cases, voting these Fund shares will require the consent of the other co-trustees. Members of the Pitcairn family serve, in various combinations, as co-trustee with PTC on trusts that are the beneficial owners of shares of the Funds. As co-trustees, these individuals share voting power to dispose of Fund shares with PTC.

5. Investment Transactions

The cost of securities purchased and the proceeds from securities sold and matured, other than temporary cash investments, during the six month period ended April 30, 2004 were as follows:

                                   U.S. GOVERNMENT           OTHER INVESTMENT
                                     SECURITIES                 SECURITIES
                               ---------------------      ----------------------
                                            SALES AND                  SALES AND
                               PURCHASES   MATURITIES     PURCHASES   MATURITIES
                                 (000)       (000)          (000)        (000)
                               ---------   ----------     ---------   ----------
Diversified Value Fund........  $    --      $    --      $ 31,693      $36,440
Select Value Fund.............       --           --        30,663       31,193
Diversified Growth Fund.......       --           --        26,784       24,239
Select Growth Fund............       --           --        29,479        1,434
Small Cap Fund................       --           --        39,408       43,670
Family Heritage[R] Fund.......       --           --         3,578        6,628
International Equity Fund.....       --           --        34,827       37,031
Taxable Bond Fund.............    1,494        1,041         4,841        5,228
Tax-Exempt Bond Fund..........       --           --        12,079        7,043

NOTES TO FINANCIAL STATEMENTS   (CONCLUDED)
--------------------------------------------------------------------------------
PITCAIRN FUNDS  APRIL 30, 2004


6. Federal Taxes

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America.

As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

Tax basis distributable income differed from the amounts reported in the Statement of Net Assets as of October 31, 2003 as follows:

                                                           TAX-
                                          TAXABLE         EXEMPT   INTERNATIONAL
                                            BOND           BOND       EQUITY
                                            FUND           FUND        FUND
                                          -------         ------   -------------
Distributable Tax Exempt Income (000) ..   $  --          $  381      $   --
Distributable Ordinary Income (000) ....     156              --       1,644
Cash Distributions Payable as of
October 31, 2003 (000) .................    (156)           (381)         --
Temporary Difference - Accretion of
Market Discount (000) ..................      --            (141)         --
Temporary Difference - PFIC
Mark to Market (000) ...................      --              --        (746)
Undistributed Net Investment Income
per the Statement of Net Assets (000) ..      --             141         898

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                                     ORDINARY   LONG-TERM    TAX EXEMPT
                                      INCOME   CAPITAL GAIN    INCOME     TOTAL
                                      (000)       (000)         (000)     (000)
                                     --------  ------------  ----------  -------
Diversified Value Fund
   2003.............................  $1,782      $ --         $   --     $1,782
   2002.............................   1,613        --             --      1,613
Select Value Fund
   2003.............................     509        --             --        509
   2002.............................     516        --             --        516
Small Cap Fund
   2003.............................      17        --             --         17
   2002.............................     494        --             --        494
International Equity Fund
   2003.............................     459        --             --        459
   2002.............................   1,095        --             --      1,095
Taxable Bond Fund
   2003.............................   1,858        --             --      1,858
   2002.............................   2,275        --             --      2,275
Tax-Exempt Bond Fund
   2003.............................      12       294          4,611      4,917
   2002.............................      50        11          4,690      4,751


As of October 31, 2003, the following Funds had capital loss carryforwards that can be used to offset future capital gains through the indicated expiration dates:

                               2008     2009        2010       2011       TOTAL
                              (000)    (000)       (000)      (000)       (000)
                             ------   -------     -------    -------     -------
Diversified Value Fund ....  $  171   $    --     $ 2,855    $ 4,219     $ 7,245
Select Value Fund..........      57        --       2,797      1,877       4,731
Diversified Growth Fund ...     670    25,419      35,399     11,331      72,819
Select Growth Fund.........      --     9,204      12,366      5,720      27,290
Small Cap Fund.............      --        --      12,892         --      12,892
Family Heritage[R] Fund ...   1,614     3,678       2,799      4,941      13,032
International Equity Fund .      --    16,340      24,092      8,527      48,959
Taxable Bond Fund..........      --        --       1,163         --       1,163

At April 30, 2004, the total cost of securities for Federal income tax purposes and the related aggregate gross unrealized appreciation and depreciation on investment securities were as follows:
                                                                       NET
                                                                    UNREALIZED
                              FEDERAL    APPRECIATED  DEPRECIATED  APPRECIATION
                              TAX COST   SECURITIES   SECURITIES  (DEPRECIATION)
                               (000)        (000)        (000)        (000)
                              --------   -----------  ----------- --------------
Diversified Value Fund ...... $144,889     $19,460     $ (7,864)    $11,596
Select Value Fund............   58,920       7,371       (1,170)      6,201
Diversified Growth Fund .....  114,980       8,575      (18,440)     (9,865)
Select Growth Fund...........   72,016      15,751       (5,989)      9,762
Small Cap Fund...............   96,966      19,041       (2,310)     16,731
Family Heritage[R] Fund .....   78,509      19,320      (12,971)      6,349
International Equity Fund ...  100,809      19,569       (1,448)     18,121
Taxable Bond Fund............   45,401       2,091         (163)      1,928
Tax-Exempt Bond Fund.........  105,964       7,279         (293)      6,986

7. Risks of International Investing

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States of America, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. Securities Lending

Each of the Funds may lend its portfolio securities to brokers, dealers, and financial institutions, provided that collateral equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund's custodian and is maintained each business day in a segregated account pursuant to applicable regulations. However, due to market fluctuations, the collateral may fall under 100% of the market value of the securities on loan. On the next business day, the collateral is adjusted to meet the 100% requirement based on the prior day's market fluctuations and the current day's security lending activity. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. While such securities are on loan, the borrower pays the lending Fund income accruing thereon, and the Fund

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



invests cash collateral in permissible securities, thereby earning additional income. The loan is terminated when the borrowed securities are returned. Any gain or loss in the market price of the borrowed securities, which occurs during the term of the loan, inures to the lending Fund. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities loaned should the borrower of the securities fail financially. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with the loan. The market value of the securities on loan, which may include pending transactions, and the market value of the collateral as of April 30, 2004, were as follows:


                                     MARKET VALUE            MARKET
                                     OF SECURITIES          VALUE OF
                                        ON LOAN            COLLATERAL
                                         (000)                (000)
                                     -------------        ------------
Diversified Value Fund............      $10,472              $10,817
Select Value Fund.................        6,039                6,255
Diversified Growth Fund...........        4,295                4,702
Select Growth Fund................        3,664                3,881
Small Cap Fund....................       23,687               24,984
Family Heritage[R] Fund...........        9,171                9,441
International Equity Fund.........       17,124               17,855
Taxable Bond Fund.................       12,549               12,756

Cash collateral received in connection with securities on loan is recorded as an asset along with a corresponding liability to recognize the fund's obligation to return the cash collateral at the conclusion of the loan. Cash collateral received is invested in the Northern Institutional Funds Liquid Asset Portfolio, a fund which invests in high-quality money market instruments. In addition to the cash collateral invested, the International Equity Fund and the Taxable Bond Fund receive non-cash collateral which is held by the fund's custodian and comprised of U.S. Government and U.S. Agency securities with an aggregate value of $916,950 and $7,310,048, respectively, for securities loaned as of April 30, 2004.

9. Fund Reorganization

The Trustees of the Small Cap Fund unanimously approved a Plan of Reorganization which resulted in the transfer of all of the assets and liabilities of the Small Cap Fund to the Small Cap Core Fund in exchange for shares of the Small Cap Core Fund after the close of business on October 31, 2002. The shareholders of the Small Cap Fund exchanged 5,536,781 shares and received 2,602,903 shares of the Small Cap Core Fund with an aggregate value of $25,687,425.

The value of the Small Cap Fund on October 31, 2002 was $25,687,425, which included $4,381,612 in unrealized depreciation and $23,046,960 in accumulated net realized losses. Upon the business combination of the Funds after the close of business on October 31, 2003, the value of the Small Cap Core Fund was $75,783,828. The Small Cap Core Fund changed its name to the Small Cap Fund.



10. Line of Credit

On October 30, 2003, the Board of Trustees of the Trust approved a revolving line of credit facility (the "Credit Facility") to be used by the Funds for temporary and emergency purposes. Each of the Funds may borrow an amount up to its prospectus-defined limitations from a $10 million committed line of credit available. Borrowings under the line of credit will bear interest at the Federal Funds Rate plus 0.50% per annum. An initial fee, plus an annual commitment fee, is allocated among the Funds based on each Fund's allocation of the entire Credit Facility.

During the six month period ended April 30, 2004, the following fund borrowed under the agreement:

                                  WEIGHTED                             WEIGHTED
                   MAXIMUM      AVERAGE LOAN                INTEREST   AVERAGE
                  BORROWING        BALANCE       DATE         PAID      WEIGHT
                 -----------    ------------   ---------    --------   --------
International                                  12/18/03-
Equity Fund      $10,000,000     $8,543,902     1/27/04     $14,256     1.71%

There were no outstanding borrowings under the Credit Facility as of April 30, 2004.

11. Other

In the normal course of business, the Funds enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


12. Subsequent Event

On May 5, 2004, the Board of Trustees of the Pitcairn Funds approved an Agreement and Plan of Reorganization ("Reorganization Plan"), on behalf of each series of the Pitcairn Trust (each a "Pitcairn Fund"), with the Constellation Funds ("Acquiring Trust"), an investment company registered under the Investment Company Act of 1940, as amended, on behalf of corresponding newly organized series of the Acquiring Trust (each an "Acquiring Fund"). The Reorganization
Plan contemplates the transfer of all assets of each Pitcairn Fund to a corresponding Acquiring Fund and the assumption by each Acquiring Fund of the liabilities of the respective Pitcairn Fund, in exchange for shares of the corresponding Acquiring Fund, which will then be distributed to shareholders of each Pitcairn Fund (the "Reorganizations"). Each Reorganization is intended to qualify as a tax-free transaction and is not expected to result in a taxable event for shareholders of any of the Pitcairn Funds for federal income tax purposes. A special meeting of the shareholders of record of each Pitcairn Fund as of May 20, 2004 is currently expected to be held in July 2004.

                                      NOTES

INVESTMENT ADVISER
Pitcairn Investment Management
One Pitcairn Place, Suite 3000
165 Township Line Road
Jenkintown, PA 19046

SUB-ADVISERS (INTERNATIONAL EQUITY FUND)
Oechsle International Advisors, LLC
One International Place, 23rd Floor
Boston, MA 02110

The Boston Company Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Brandywine Asset Management, LLC
3 Christiana Centre, Suite 1200
201 North Walnut Street
Wilmington, DE 19801

SUB-ADVISER (SELECT GROWTH FUND)
Sands Capital Management, Inc.
1100 Wilson Boulevard, Suite 3050
Arlington, VA 22209

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Global Funds Services
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Dechert
1775 Eye Street, NW
Washington, DC 20006

LEGAL COUNSEL TO INDEPENDENT TRUSTEES
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103



BOARD OF TRUSTEES
Alvin A. Clay III, President and Chief Executive Officer
Dirk Junge, Chairman and Vice President
Carleton A. Holstrom
George M. Chamberlain, Jr., Esq.
James R. Wood

[BACKGROUND OMITTED]
                         [PITCAIRN FUNDS LOGO OMITTED]

                         One Pitcairn Place, Suite 3000
                             165 Township Line Road
                           Jenkintown, PA 19046-3531

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.   (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.







ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Pitcairn Funds


By (Signature and Title)*          /s/ Alvin A. Clay III
                                   ---------------------
                                   Alvin A. Clay III, Trustee, President and CEO

Date 06/15/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Alvin A. Clay III
                                   -----------------------
                                   Alvin A. Clay III, Trustee, President and CEO

Date 06/15/04


By (Signature and Title)*         /s/ William C. McCormick
                                  ------------------------
                                  William C. McCormick, CFO, CAO and Treasurer

Date 06/15/04
* Print the name and title of each signing officer under his or her signature.